UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06515

Morgan Stanley Income Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

October 31,

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a) The Report to shareholders is attached herewith.

TABLE OF CONTENTS

Morgan Stanley Income Opportunities Fund Class A - DINAX

Morgan Stanley Income Opportunities Fund Class C - MSIPX

Morgan Stanley Income Opportunities Fund Class I - DINDX

Morgan Stanley Income Opportunities Fund Class L - DINCX

Morgan Stanley Income Opportunities Fund Class R6 - MGFOX

Morgan Stanley Income Opportunities Fund

Class A DINAX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.92%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Index:

↑ Exposure to emerging markets debt.

↑ Exposure to non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

↑ Exposure to agency MBS, most notably an off-benchmark exposure to agency collateralized mortgage obligations (CMOs).

↓ Underweight exposure to U.S. Treasury securities.

↓ Shorter-than-benchmark duration positioning, which was unfavorable as interest rates generally declined.

↓ Off-benchmark investments in U.S. Treasury futures and credit default swaps, which are derivative securities used primarily for duration and risk management.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Bloomberg U.S. Aggregate Index	Global Fixed Income Opportunities Blend Index	Bloomberg Global Aggregate (Hedged USD) Index
10/15	$9,667	$10,000	$10,000	$10,000
11/15	$9,677	$9,974	$9,834	$10,005
12/15	$9,550	$9,941	$9,887	$9,978
1/16	$9,449	$10,078	$9,972	$10,123
2/16	$9,382	$10,150	$10,194	$10,221
3/16	$9,603	$10,243	$10,470	$10,305
4/16	$9,698	$10,282	$10,609	$10,322
5/16	$9,686	$10,285	$10,467	$10,366
6/16	$9,746	$10,470	$10,773	$10,563
7/16	$9,915	$10,536	$10,854	$10,627
8/16	$10,012	$10,524	$10,801	$10,621
9/16	$10,035	$10,517	$10,860	$10,620
10/16	$10,026	$10,437	$10,559	$10,517
11/16	$9,941	$10,190	$10,140	$10,343
12/16	$10,033	$10,205	$10,093	$10,371
1/17	$10,096	$10,225	$10,056	$10,334
2/17	$10,175	$10,293	$10,142	$10,422
3/17	$10,219	$10,288	$10,138	$10,417
4/17	$10,319	$10,367	$10,206	$10,488
5/17	$10,418	$10,447	$10,266	$10,549
6/17	$10,461	$10,437	$10,237	$10,520
7/17	$10,543	$10,481	$10,271	$10,554
8/17	$10,587	$10,575	$10,364	$10,650
9/17	$10,631	$10,525	$10,317	$10,601
10/17	$10,694	$10,531	$10,360	$10,646
11/17	$10,738	$10,518	$10,376	$10,663
12/17	$10,764	$10,566	$10,399	$10,686
1/18	$10,866	$10,444	$10,325	$10,610
2/18	$10,816	$10,345	$10,302	$10,586
3/18	$10,842	$10,412	$10,387	$10,674
4/18	$10,835	$10,334	$10,349	$10,634
5/18	$10,770	$10,408	$10,387	$10,674
6/18	$10,761	$10,395	$10,407	$10,694
7/18	$10,850	$10,398	$10,409	$10,697
8/18	$10,823	$10,465	$10,441	$10,730
9/18	$10,871	$10,397	$10,402	$10,689
10/18	$10,807	$10,315	$10,381	$10,668
11/18	$10,759	$10,377	$10,432	$10,720
12/18	$10,758	$10,567	$10,583	$10,875
1/19	$10,968	$10,679	$10,695	$10,990
2/19	$11,040	$10,673	$10,708	$11,003
3/19	$11,152	$10,878	$10,899	$11,200
4/19	$11,244	$10,881	$10,906	$11,207
5/19	$11,316	$11,074	$11,063	$11,368
6/19	$11,530	$11,213	$11,218	$11,528
7/19	$11,622	$11,238	$11,306	$11,618
8/19	$11,715	$11,529	$11,563	$11,882
9/19	$11,682	$11,468	$11,509	$11,827
10/19	$11,731	$11,502	$11,489	$11,806
11/19	$11,720	$11,496	$11,476	$11,792
12/19	$11,798	$11,488	$11,452	$11,768
1/20	$11,911	$11,709	$11,659	$11,981
2/20	$11,900	$11,920	$11,802	$12,127
3/20	$10,872	$11,850	$11,618	$11,938
4/20	$11,171	$12,061	$11,806	$12,132
5/20	$11,469	$12,117	$11,839	$12,166
6/20	$11,768	$12,193	$11,898	$12,227
7/20	$11,984	$12,375	$12,028	$12,360
8/20	$11,989	$12,275	$11,941	$12,271
9/20	$12,013	$12,269	$11,985	$12,316
10/20	$12,016	$12,214	$11,986	$12,317
11/20	$12,230	$12,334	$12,054	$12,387
12/20	$12,352	$12,351	$12,091	$12,425
1/21	$12,334	$12,262	$12,026	$12,358
2/21	$12,272	$12,085	$11,839	$12,166
3/21	$12,232	$11,934	$11,793	$12,118
4/21	$12,277	$12,028	$11,823	$12,150
5/21	$12,325	$12,068	$11,850	$12,177
6/21	$12,352	$12,153	$11,908	$12,236
7/21	$12,401	$12,288	$12,056	$12,388
8/21	$12,428	$12,265	$12,032	$12,364
9/21	$12,369	$12,159	$11,918	$12,247
10/21	$12,331	$12,155	$11,887	$12,215
11/21	$12,270	$12,191	$11,972	$12,302
12/21	$12,319	$12,160	$11,923	$12,252
1/22	$12,236	$11,898	$11,736	$12,060
2/22	$12,068	$11,765	$11,580	$11,899
3/22	$11,945	$11,439	$11,330	$11,643
4/22	$11,755	$11,005	$11,025	$11,330
5/22	$11,676	$11,076	$11,010	$11,314
6/22	$11,398	$10,902	$10,843	$11,142
7/22	$11,565	$11,168	$11,119	$11,426
8/22	$11,489	$10,853	$10,829	$11,128
9/22	$11,234	$10,384	$10,481	$10,771
10/22	$11,232	$10,249	$10,446	$10,734
11/22	$11,436	$10,626	$10,712	$11,007
12/22	$11,429	$10,578	$10,585	$10,877
1/23	$11,707	$10,904	$10,829	$11,128
2/23	$11,586	$10,622	$10,656	$10,951
3/23	$11,729	$10,891	$10,893	$11,193
4/23	$11,797	$10,957	$10,949	$11,251
5/23	$11,724	$10,838	$10,906	$11,207
6/23	$11,769	$10,800	$10,899	$11,200
7/23	$11,838	$10,792	$10,903	$11,204
8/23	$11,835	$10,723	$10,889	$11,190
9/23	$11,764	$10,451	$10,701	$10,997
10/23	$11,711	$10,286	$10,625	$10,919
11/23	$12,021	$10,751	$10,991	$11,294
12/23	$12,381	$11,163	$11,342	$11,655
1/24	$12,430	$11,132	$11,320	$11,632
2/24	$12,385	$10,975	$11,242	$11,552
3/24	$12,511	$11,076	$11,343	$11,656
4/24	$12,392	$10,797	$11,161	$11,469
5/24	$12,544	$10,980	$11,259	$11,570
6/24	$12,647	$11,084	$11,357	$11,671
7/24	$12,854	$11,343	$11,577	$11,896
8/24	$12,990	$11,505	$11,703	$12,026
9/24	$13,152	$11,660	$11,839	$12,166
10/24	$13,036	$11,370	$11,679	$12,001
11/24	$13,193	$11,491	$11,818	$12,144
12/24	$13,173	$11,303	$11,727	$12,051
1/25	$13,280	$11,363	$11,772	$12,097
2/25	$13,440	$11,613	$11,914	$12,243
3/25	$13,414	$11,617	$11,864	$12,192
4/25	$13,489	$11,663	$11,981	$12,312
5/25	$13,541	$11,579	$11,942	$12,271
6/25	$13,753	$11,757	$12,125	$12,389
7/25	$13,789	$11,726	$12,093	$12,379
8/25	$13,995	$11,866	$12,238	$12,447
9/25	$14,125	$11,996	$12,371	$12,538
10/25	$14,234	$12,071	$12,449	$12,637

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	9.19%	3.45%	3.95%
Class A, with 3.25% maximum front end sales charge	5.69%	2.77%	3.59%
Bloomberg U.S. Aggregate Index	6.16%	(0.24)%	1.90%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	6.59%	0.76%	2.21%
Bloomberg Global Aggregate (Hedged USD) Index	5.30%	0.52%	2.37%
Footnote	Description
Footnote[1]	The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmarks represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) from the Fund’s inception to December 31, 2016, the Bloomberg Global Aggregate (Hedged USD) Index from January 1, 2017 to May 30, 2025 and the new benchmark represented by Bloomberg U.S. Aggregate Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$324,846,625
# of Portfolio Holdings	333
Portfolio Turnover Rate	304%
Total Advisory Fees Paid	$1,859,896

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.5%
Short-Term Investments	0.8%
Investment Companies	3.8%
Commercial Mortgage-Backed Securities	4.3%
Collateralized Mortgage Obligations - Agency Collateral Series	10.0%
Asset-Backed Securities	13.2%
Mortgages - Other	13.8%
Agency Fixed Rate Mortgages	15.9%
Sovereign	17.9%
Corporate Bonds	19.8%

Credit Quality (% of net assets)Footnote Referencea

AAA
2.1%
AA
3.1%
A
4.7%
BBB
25.9%
BB
21.9%
B
18.0%
CCC
7.4%
CC
1.0%
D
2.8%
Not Rated
3.7%
Cash and Equivalents
9.4%

Value	Value
Cash and Equivalents	9.4%
Not Rated	3.7%
D	2.8%
CC	1.0%
CCC	7.4%
B	18.0%
BB	21.9%
BBB	25.9%
A	4.7%
AA	3.1%
AAA	2.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

DINAX -TSR-AR

Morgan Stanley Income Opportunities Fund

Class C MSIPX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.61%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Index:

↑ Exposure to emerging markets debt.

↑ Exposure to non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

↑ Exposure to agency MBS, most notably an off-benchmark exposure to agency collateralized mortgage obligations (CMOs).

↓ Underweight exposure to U.S. Treasury securities.

↓ Shorter-than-benchmark duration positioning, which was unfavorable as interest rates generally declined.

↓ Off-benchmark investments in U.S. Treasury futures and credit default swaps, which are derivative securities used primarily for duration and risk management.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Aggregate Index	Global Fixed Income Opportunities Blend Index	Bloomberg Global Aggregate (Hedged USD) Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,988	$9,974	$9,834	$10,005
12/15	$9,870	$9,941	$9,887	$9,978
01/16	$9,742	$10,078	$9,972	$10,123
02/16	$9,687	$10,150	$10,194	$10,221
03/16	$9,891	$10,243	$10,470	$10,305
04/16	$10,002	$10,282	$10,609	$10,322
05/16	$9,984	$10,285	$10,467	$10,366
06/16	$10,022	$10,470	$10,773	$10,563
07/16	$10,190	$10,536	$10,854	$10,627
08/16	$10,302	$10,524	$10,801	$10,621
09/16	$10,321	$10,517	$10,860	$10,620
10/16	$10,303	$10,437	$10,559	$10,517
11/16	$10,192	$10,190	$10,140	$10,343
12/16	$10,280	$10,205	$10,093	$10,371
01/17	$10,358	$10,225	$10,056	$10,334
02/17	$10,415	$10,293	$10,142	$10,422
03/17	$10,454	$10,288	$10,138	$10,417
04/17	$10,550	$10,367	$10,206	$10,488
05/17	$10,646	$10,447	$10,266	$10,549
06/17	$10,703	$10,437	$10,237	$10,520
07/17	$10,780	$10,481	$10,271	$10,554
08/17	$10,819	$10,575	$10,364	$10,650
09/17	$10,858	$10,525	$10,317	$10,601
10/17	$10,897	$10,531	$10,360	$10,646
11/17	$10,935	$10,518	$10,376	$10,663
12/17	$10,955	$10,566	$10,399	$10,686
01/18	$11,053	$10,444	$10,325	$10,610
02/18	$10,997	$10,345	$10,302	$10,586
03/18	$11,017	$10,412	$10,387	$10,674
04/18	$11,022	$10,334	$10,349	$10,634
05/18	$10,929	$10,408	$10,387	$10,674
06/18	$10,914	$10,395	$10,407	$10,694
07/18	$10,997	$10,398	$10,409	$10,697
08/18	$10,982	$10,465	$10,441	$10,730
09/18	$11,005	$10,397	$10,402	$10,689
10/18	$10,933	$10,315	$10,381	$10,668
11/18	$10,879	$10,377	$10,432	$10,720
12/18	$10,871	$10,567	$10,583	$10,875
01/19	$11,077	$10,679	$10,695	$10,990
02/19	$11,164	$10,673	$10,708	$11,003
03/19	$11,250	$10,878	$10,899	$11,200
04/19	$11,335	$10,881	$10,906	$11,207
05/19	$11,401	$11,074	$11,063	$11,368
06/19	$11,610	$11,213	$11,218	$11,528
07/19	$11,696	$11,238	$11,306	$11,618
08/19	$11,782	$11,529	$11,563	$11,882
09/19	$11,762	$11,468	$11,509	$11,827
10/19	$11,783	$11,502	$11,489	$11,806
11/19	$11,765	$11,496	$11,476	$11,792
12/19	$11,837	$11,488	$11,452	$11,768
01/20	$11,944	$11,709	$11,659	$11,981
02/20	$11,926	$11,920	$11,802	$12,127
03/20	$10,886	$11,850	$11,618	$11,938
04/20	$11,180	$12,061	$11,806	$12,132
05/20	$11,472	$12,117	$11,839	$12,166
06/20	$11,765	$12,193	$11,898	$12,227
07/20	$11,973	$12,375	$12,028	$12,360
08/20	$11,971	$12,275	$11,941	$12,271
09/20	$11,988	$12,269	$11,985	$12,316
10/20	$11,982	$12,214	$11,986	$12,317
11/20	$12,189	$12,334	$12,054	$12,387
12/20	$12,303	$12,351	$12,091	$12,425
01/21	$12,276	$12,262	$12,026	$12,358
02/21	$12,208	$12,085	$11,839	$12,166
03/21	$12,161	$11,934	$11,793	$12,118
04/21	$12,199	$12,028	$11,823	$12,150
05/21	$12,260	$12,068	$11,850	$12,177
06/21	$12,258	$12,153	$11,908	$12,236
07/21	$12,299	$12,288	$12,056	$12,388
08/21	$12,319	$12,265	$12,032	$12,364
09/21	$12,253	$12,159	$11,918	$12,247
10/21	$12,207	$12,155	$11,887	$12,215
11/21	$12,140	$12,191	$11,972	$12,302
12/21	$12,181	$12,160	$11,923	$12,252
01/22	$12,091	$11,898	$11,736	$12,060
02/22	$11,917	$11,765	$11,580	$11,899
03/22	$11,788	$11,439	$11,330	$11,643
04/22	$11,593	$11,005	$11,025	$11,330
05/22	$11,508	$11,076	$11,010	$11,314
06/22	$11,226	$10,902	$10,843	$11,142
07/22	$11,405	$11,168	$11,119	$11,426
08/22	$11,323	$10,853	$10,829	$11,128
09/22	$11,065	$10,384	$10,481	$10,771
10/22	$11,034	$10,249	$10,446	$10,734
11/22	$11,227	$10,626	$10,712	$11,007
12/22	$11,213	$10,578	$10,585	$10,877
01/23	$11,502	$10,904	$10,829	$11,128
02/23	$11,353	$10,622	$10,656	$10,951
03/23	$11,486	$10,891	$10,893	$11,193
04/23	$11,568	$10,957	$10,949	$11,251
05/23	$11,466	$10,838	$10,906	$11,207
06/23	$11,503	$10,800	$10,899	$11,200
07/23	$11,586	$10,792	$10,903	$11,204
08/23	$11,552	$10,723	$10,889	$11,190
09/23	$11,476	$10,451	$10,701	$10,997
10/23	$11,417	$10,286	$10,625	$10,919
11/23	$11,718	$10,751	$10,991	$11,294
12/23	$12,069	$11,163	$11,342	$11,655
01/24	$12,118	$11,132	$11,320	$11,632
02/24	$12,074	$10,975	$11,242	$11,552
03/24	$12,196	$11,076	$11,343	$11,656
04/24	$12,081	$10,797	$11,161	$11,469
05/24	$12,229	$10,980	$11,259	$11,570
06/24	$12,329	$11,084	$11,357	$11,671
07/24	$12,531	$11,343	$11,577	$11,896
08/24	$12,664	$11,505	$11,703	$12,026
09/24	$12,821	$11,660	$11,839	$12,166
10/24	$12,708	$11,370	$11,679	$12,001
11/24	$12,862	$11,491	$11,818	$12,144
12/24	$12,842	$11,303	$11,727	$12,051
01/25	$12,946	$11,363	$11,772	$12,097
02/25	$13,102	$11,613	$11,914	$12,243
03/25	$13,077	$11,617	$11,864	$12,192
04/25	$13,150	$11,663	$11,981	$12,312
05/25	$13,200	$11,579	$11,942	$12,271
06/25	$13,407	$11,757	$12,125	$12,389
07/25	$13,442	$11,726	$12,093	$12,379
08/25	$13,643	$11,866	$12,238	$12,447
09/25	$13,770	$11,996	$12,371	$12,538
10/25	$13,876	$12,071	$12,449	$12,637

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	8.23%	2.68%	3.33%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	7.23%	2.68%	3.33%
Bloomberg U.S. Aggregate Index	6.16%	(0.24)%	1.90%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	6.59%	0.76%	2.21%
Bloomberg Global Aggregate (Hedged USD) Index	5.30%	0.52%	2.37%
Footnote	Description
Footnote[1]	The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmarks represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) from the Fund’s inception to December 31, 2016, the Bloomberg Global Aggregate (Hedged USD) Index from January 1, 2017 to May 30, 2025 and the new benchmark represented by Bloomberg U.S. Aggregate Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$324,846,625
# of Portfolio Holdings	333
Portfolio Turnover Rate	304%
Total Advisory Fees Paid	$1,859,896

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.5%
Short-Term Investments	0.8%
Investment Companies	3.8%
Commercial Mortgage-Backed Securities	4.3%
Collateralized Mortgage Obligations - Agency Collateral Series	10.0%
Asset-Backed Securities	13.2%
Mortgages - Other	13.8%
Agency Fixed Rate Mortgages	15.9%
Sovereign	17.9%
Corporate Bonds	19.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	9.4%
Not Rated	3.7%
D	2.8%
CC	1.0%
CCC	7.4%
B	18.0%
BB	21.9%
BBB	25.9%
A	4.7%
AA	3.1%
AAA	2.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MSIPX -TSR-AR

Morgan Stanley Income Opportunities Fund

Class I DINDX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.58%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Index:

↑ Exposure to emerging markets debt.

↑ Exposure to non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

↑ Exposure to agency MBS, most notably an off-benchmark exposure to agency collateralized mortgage obligations (CMOs).

↓ Underweight exposure to U.S. Treasury securities.

↓ Shorter-than-benchmark duration positioning, which was unfavorable as interest rates generally declined.

↓ Off-benchmark investments in U.S. Treasury futures and credit default swaps, which are derivative securities used primarily for duration and risk management.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Aggregate Index	Global Fixed Income Opportunities Blend Index	Bloomberg Global Aggregate (Hedged USD) Index
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$999,571	$997,358	$983,444	$1,000,460
12/15	$988,695	$994,135	$988,671	$997,753
1/16	$976,749	$1,007,816	$997,239	$1,012,349
2/16	$972,074	$1,014,965	$1,019,445	$1,022,079
3/16	$993,098	$1,024,277	$1,046,993	$1,030,494
4/16	$1,004,917	$1,028,209	$1,060,920	$1,032,243
5/16	$1,003,978	$1,028,473	$1,046,687	$1,036,607
6/16	$1,010,383	$1,046,952	$1,077,253	$1,056,340
7/16	$1,027,908	$1,053,571	$1,085,373	$1,062,651
8/16	$1,038,136	$1,052,366	$1,080,101	$1,062,109
9/16	$1,040,830	$1,051,750	$1,086,048	$1,061,982
10/16	$1,039,988	$1,043,705	$1,055,905	$1,051,685
11/16	$1,031,591	$1,019,017	$1,013,952	$1,034,316
12/16	$1,041,325	$1,020,455	$1,009,294	$1,037,150
1/17	$1,048,046	$1,022,457	$1,005,618	$1,033,372
2/17	$1,056,509	$1,029,329	$1,014,226	$1,042,218
3/17	$1,061,261	$1,028,789	$1,013,758	$1,041,737
4/17	$1,071,792	$1,036,728	$1,020,633	$1,048,802
5/17	$1,082,280	$1,044,708	$1,026,590	$1,054,924
6/17	$1,087,016	$1,043,657	$1,023,717	$1,051,971
7/17	$1,097,595	$1,048,148	$1,027,082	$1,055,429
8/17	$1,100,536	$1,057,549	$1,036,442	$1,065,048
9/17	$1,107,245	$1,052,512	$1,031,658	$1,060,131
10/17	$1,112,079	$1,053,122	$1,036,009	$1,064,602
11/17	$1,116,904	$1,051,770	$1,037,614	$1,066,252
12/17	$1,119,832	$1,056,597	$1,039,933	$1,068,635
1/18	$1,132,603	$1,044,429	$1,032,510	$1,061,006
2/18	$1,127,790	$1,034,528	$1,030,182	$1,058,614
3/18	$1,128,778	$1,041,163	$1,038,723	$1,067,391
4/18	$1,130,248	$1,033,419	$1,034,858	$1,063,420
5/18	$1,121,787	$1,040,794	$1,038,724	$1,067,392
6/18	$1,123,131	$1,039,514	$1,040,660	$1,069,382
7/18	$1,130,528	$1,039,761	$1,040,945	$1,069,675
8/18	$1,129,923	$1,046,452	$1,044,145	$1,072,963
9/18	$1,135,329	$1,039,713	$1,040,150	$1,068,858
10/18	$1,127,012	$1,031,497	$1,038,118	$1,066,769
11/18	$1,124,430	$1,037,654	$1,043,197	$1,071,989
12/18	$1,122,541	$1,056,718	$1,058,266	$1,087,473
1/19	$1,146,579	$1,067,939	$1,069,475	$1,098,992
2/19	$1,154,238	$1,067,321	$1,070,760	$1,100,312
3/19	$1,166,028	$1,087,815	$1,089,938	$1,120,019
4/19	$1,173,705	$1,088,094	$1,090,587	$1,120,687
5/19	$1,183,486	$1,107,409	$1,106,280	$1,136,813
6/19	$1,205,832	$1,121,316	$1,121,792	$1,152,753
7/19	$1,213,578	$1,123,782	$1,130,619	$1,161,824
8/19	$1,225,546	$1,152,902	$1,156,260	$1,188,172
9/19	$1,222,387	$1,146,761	$1,150,902	$1,182,666
10/19	$1,227,665	$1,150,215	$1,148,915	$1,180,625
11/19	$1,226,819	$1,149,630	$1,147,567	$1,179,239
12/19	$1,235,249	$1,148,828	$1,145,214	$1,176,822
1/20	$1,247,217	$1,170,937	$1,165,881	$1,198,059
2/20	$1,246,360	$1,192,012	$1,180,151	$1,212,722
3/20	$1,138,056	$1,184,998	$1,161,784	$1,193,848
4/20	$1,169,309	$1,206,062	$1,180,591	$1,213,175
5/20	$1,202,594	$1,211,678	$1,183,938	$1,216,614
6/20	$1,233,802	$1,219,310	$1,189,846	$1,222,685
7/20	$1,256,393	$1,237,523	$1,202,849	$1,236,047
8/20	$1,257,264	$1,227,534	$1,194,132	$1,227,090
9/20	$1,259,992	$1,226,861	$1,198,495	$1,231,572
10/20	$1,260,539	$1,221,383	$1,198,582	$1,231,662
11/20	$1,285,202	$1,233,367	$1,205,421	$1,238,690
12/20	$1,298,213	$1,235,067	$1,209,124	$1,242,495
1/21	$1,296,560	$1,226,212	$1,202,639	$1,235,831
2/21	$1,288,277	$1,208,504	$1,183,931	$1,216,607
3/21	$1,284,404	$1,193,414	$1,179,267	$1,211,814
4/21	$1,291,613	$1,202,842	$1,182,350	$1,214,982
5/21	$1,296,837	$1,206,772	$1,184,989	$1,217,694
6/21	$1,297,729	$1,215,251	$1,190,768	$1,223,632
7/21	$1,303,089	$1,228,839	$1,205,567	$1,238,840
8/21	$1,306,224	$1,226,499	$1,203,152	$1,236,358
9/21	$1,300,389	$1,215,880	$1,191,793	$1,224,686
10/21	$1,296,676	$1,215,545	$1,188,677	$1,221,483
11/21	$1,292,955	$1,219,141	$1,197,156	$1,230,196
12/21	$1,298,391	$1,216,021	$1,192,300	$1,225,207
1/22	$1,287,781	$1,189,823	$1,173,568	$1,205,958
2/22	$1,270,511	$1,176,549	$1,157,957	$1,189,916
3/22	$1,258,012	$1,143,863	$1,132,996	$1,164,266
4/22	$1,238,579	$1,100,455	$1,102,545	$1,132,975
5/22	$1,230,621	$1,107,551	$1,101,028	$1,131,416
6/22	$1,201,923	$1,090,175	$1,084,319	$1,114,245
7/22	$1,219,558	$1,116,813	$1,111,937	$1,142,626
8/22	$1,211,994	$1,085,256	$1,082,909	$1,112,797
9/22	$1,185,722	$1,038,366	$1,048,145	$1,077,074
10/22	$1,183,379	$1,024,917	$1,044,558	$1,073,387
11/22	$1,204,847	$1,062,609	$1,071,176	$1,100,740
12/22	$1,206,802	$1,057,816	$1,058,534	$1,087,749
1/23	$1,236,067	$1,090,358	$1,082,915	$1,112,803
2/23	$1,223,706	$1,062,167	$1,065,643	$1,095,054
3/23	$1,238,911	$1,089,148	$1,089,273	$1,119,336
4/23	$1,248,686	$1,095,749	$1,094,881	$1,125,099
5/23	$1,238,873	$1,083,818	$1,090,570	$1,120,669
6/23	$1,243,799	$1,079,952	$1,089,919	$1,120,001
7/23	$1,251,217	$1,079,200	$1,090,272	$1,120,363
8/23	$1,251,217	$1,072,306	$1,088,902	$1,118,956
9/23	$1,244,051	$1,045,057	$1,070,124	$1,099,659
10/23	$1,238,795	$1,028,565	$1,062,526	$1,091,851
11/23	$1,273,848	$1,075,145	$1,099,059	$1,129,392
12/23	$1,309,172	$1,116,300	$1,134,183	$1,165,486
1/24	$1,314,616	$1,113,235	$1,131,960	$1,163,201
2/24	$1,310,167	$1,097,507	$1,124,193	$1,155,220
3/24	$1,323,575	$1,107,641	$1,134,330	$1,165,637
4/24	$1,313,956	$1,079,664	$1,116,067	$1,146,869
5/24	$1,330,058	$1,097,968	$1,125,942	$1,157,018
6/24	$1,341,056	$1,108,362	$1,135,712	$1,167,057
7/24	$1,362,887	$1,134,250	$1,157,653	$1,189,603
8/24	$1,377,377	$1,150,549	$1,170,332	$1,202,633
9/24	$1,394,562	$1,165,955	$1,183,913	$1,216,588
10/24	$1,382,830	$1,137,040	$1,167,892	$1,200,125
11/24	$1,399,520	$1,149,062	$1,181,764	$1,214,380
12/24	$1,397,669	$1,130,257	$1,172,695	$1,205,061
1/25	$1,409,160	$1,136,253	$1,177,239	$1,209,730
2/25	$1,426,070	$1,161,253	$1,191,414	$1,224,296
3/25	$1,423,779	$1,161,690	$1,186,443	$1,219,188
4/25	$1,431,899	$1,166,255	$1,198,124	$1,231,191
5/25	$1,437,605	$1,157,905	$1,194,163	$1,227,121
6/25	$1,460,180	$1,175,709	$1,212,525	$1,238,873
7/25	$1,464,290	$1,172,608	$1,209,327	$1,237,881
8/25	$1,489,061	$1,186,633	$1,223,791	$1,244,665
9/25	$1,500,824	$1,199,578	$1,237,141	$1,253,833
10/25	$1,513,354	$1,207,072	$1,244,870	$1,263,731

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	9.44%	3.72%	4.23%
Bloomberg U.S. Aggregate Index	6.16%	(0.24)%	1.90%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	6.59%	0.76%	2.21%
Bloomberg Global Aggregate (Hedged USD) Index	5.30%	0.52%	2.37%
Footnote	Description
Footnote[1]	The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmarks represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) from the Fund’s inception to December 31, 2016, the Bloomberg Global Aggregate (Hedged USD) Index from January 1, 2017 to May 30, 2025 and the new benchmark represented by Bloomberg U.S. Aggregate Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$324,846,625
# of Portfolio Holdings	333
Portfolio Turnover Rate	304%
Total Advisory Fees Paid	$1,859,896

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.5%
Short-Term Investments	0.8%
Investment Companies	3.8%
Commercial Mortgage-Backed Securities	4.3%
Collateralized Mortgage Obligations - Agency Collateral Series	10.0%
Asset-Backed Securities	13.2%
Mortgages - Other	13.8%
Agency Fixed Rate Mortgages	15.9%
Sovereign	17.9%
Corporate Bonds	19.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	9.4%
Not Rated	3.7%
D	2.8%
CC	1.0%
CCC	7.4%
B	18.0%
BB	21.9%
BBB	25.9%
A	4.7%
AA	3.1%
AAA	2.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

DINDX -TSR-AR

Morgan Stanley Income Opportunities Fund

Class L DINCX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$127	1.22%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Index:

↑ Exposure to emerging markets debt.

↑ Exposure to non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

↑ Exposure to agency MBS, most notably an off-benchmark exposure to agency collateralized mortgage obligations (CMOs).

↓ Underweight exposure to U.S. Treasury securities.

↓ Shorter-than-benchmark duration positioning, which was unfavorable as interest rates generally declined.

↓ Off-benchmark investments in U.S. Treasury futures and credit default swaps, which are derivative securities used primarily for duration and risk management.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	Bloomberg U.S. Aggregate Index	Global Fixed Income Opportunities Blend Index	Bloomberg Global Aggregate (Hedged USD) Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,991	$9,974	$9,834	$10,005
12/15	$9,876	$9,941	$9,887	$9,978
01/16	$9,769	$10,078	$9,972	$10,123
02/16	$9,699	$10,150	$10,194	$10,221
03/16	$9,907	$10,243	$10,470	$10,305
04/16	$10,022	$10,282	$10,609	$10,322
05/16	$10,008	$10,285	$10,467	$10,366
06/16	$10,068	$10,470	$10,773	$10,563
07/16	$10,240	$10,536	$10,854	$10,627
08/16	$10,338	$10,524	$10,801	$10,621
09/16	$10,361	$10,517	$10,860	$10,620
10/16	$10,348	$10,437	$10,559	$10,517
11/16	$10,258	$10,190	$10,140	$10,343
12/16	$10,351	$10,205	$10,093	$10,371
01/17	$10,414	$10,225	$10,056	$10,334
02/17	$10,494	$10,293	$10,142	$10,422
03/17	$10,536	$10,288	$10,138	$10,417
04/17	$10,637	$10,367	$10,206	$10,488
05/17	$10,737	$10,447	$10,266	$10,549
06/17	$10,780	$10,437	$10,237	$10,520
07/17	$10,861	$10,481	$10,271	$10,554
08/17	$10,905	$10,575	$10,364	$10,650
09/17	$10,948	$10,525	$10,317	$10,601
10/17	$11,011	$10,531	$10,360	$10,646
11/17	$11,035	$10,518	$10,376	$10,663
12/17	$11,058	$10,566	$10,399	$10,686
01/18	$11,181	$10,444	$10,325	$10,610
02/18	$11,127	$10,345	$10,302	$10,586
03/18	$11,152	$10,412	$10,387	$10,674
04/18	$11,141	$10,334	$10,349	$10,634
05/18	$11,072	$10,408	$10,387	$10,674
06/18	$11,061	$10,395	$10,407	$10,694
07/18	$11,150	$10,398	$10,409	$10,697
08/18	$11,120	$10,465	$10,441	$10,730
09/18	$11,168	$10,397	$10,402	$10,689
10/18	$11,100	$10,315	$10,381	$10,668
11/18	$11,049	$10,377	$10,432	$10,720
12/18	$11,046	$10,567	$10,583	$10,875
01/19	$11,259	$10,679	$10,695	$10,990
02/19	$11,330	$10,673	$10,708	$11,003
03/19	$11,442	$10,878	$10,899	$11,200
04/19	$11,514	$10,881	$10,906	$11,207
05/19	$11,606	$11,074	$11,063	$11,368
06/19	$11,822	$11,213	$11,218	$11,528
07/19	$11,894	$11,238	$11,306	$11,618
08/19	$12,007	$11,529	$11,563	$11,882
09/19	$11,971	$11,468	$11,509	$11,827
10/19	$12,016	$11,502	$11,489	$11,806
11/19	$12,002	$11,496	$11,476	$11,792
12/19	$12,079	$11,488	$11,452	$11,768
01/20	$12,191	$11,709	$11,659	$11,981
02/20	$12,177	$11,920	$11,802	$12,127
03/20	$11,122	$11,850	$11,618	$11,938
04/20	$11,406	$12,061	$11,806	$12,132
05/20	$11,730	$12,117	$11,839	$12,166
06/20	$12,012	$12,193	$11,898	$12,227
07/20	$12,230	$12,375	$12,028	$12,360
08/20	$12,255	$12,275	$11,941	$12,271
09/20	$12,277	$12,269	$11,985	$12,316
10/20	$12,255	$12,214	$11,986	$12,317
11/20	$12,493	$12,334	$12,054	$12,387
12/20	$12,615	$12,351	$12,091	$12,425
01/21	$12,592	$12,262	$12,026	$12,358
02/21	$12,527	$12,085	$11,839	$12,166
03/21	$12,462	$11,934	$11,793	$12,118
04/21	$12,527	$12,028	$11,823	$12,150
05/21	$12,573	$12,068	$11,850	$12,177
06/21	$12,598	$12,153	$11,908	$12,236
07/21	$12,645	$12,288	$12,056	$12,388
08/21	$12,648	$12,265	$12,032	$12,364
09/21	$12,606	$12,159	$11,918	$12,247
10/21	$12,562	$12,155	$11,887	$12,215
11/21	$12,497	$12,191	$11,972	$12,302
12/21	$12,544	$12,160	$11,923	$12,252
01/22	$12,433	$11,898	$11,736	$12,060
02/22	$12,259	$11,765	$11,580	$11,899
03/22	$12,153	$11,439	$11,330	$11,643
04/22	$11,958	$11,005	$11,025	$11,330
05/22	$11,874	$11,076	$11,010	$11,314
06/22	$11,589	$10,902	$10,843	$11,142
07/22	$11,756	$11,168	$11,119	$11,426
08/22	$11,676	$10,853	$10,829	$11,128
09/22	$11,414	$10,384	$10,481	$10,771
10/22	$11,385	$10,249	$10,446	$10,734
11/22	$11,589	$10,626	$10,712	$11,007
12/22	$11,602	$10,578	$10,585	$10,877
01/23	$11,881	$10,904	$10,829	$11,128
02/23	$11,755	$10,622	$10,656	$10,951
03/23	$11,873	$10,891	$10,893	$11,193
04/23	$11,961	$10,957	$10,949	$11,251
05/23	$11,884	$10,838	$10,906	$11,207
06/23	$11,902	$10,800	$10,899	$11,200
07/23	$11,992	$10,792	$10,903	$11,204
08/23	$11,986	$10,723	$10,889	$11,190
09/23	$11,886	$10,451	$10,701	$10,997
10/23	$11,851	$10,286	$10,625	$10,919
11/23	$12,160	$10,751	$10,991	$11,294
12/23	$12,496	$11,163	$11,342	$11,655
01/24	$12,566	$11,132	$11,320	$11,632
02/24	$12,518	$10,975	$11,242	$11,552
03/24	$12,642	$11,076	$11,343	$11,656
04/24	$12,518	$10,797	$11,161	$11,469
05/24	$12,668	$10,980	$11,259	$11,570
06/24	$12,768	$11,084	$11,357	$11,671
07/24	$12,974	$11,343	$11,577	$11,896
08/24	$13,108	$11,505	$11,703	$12,026
09/24	$13,266	$11,660	$11,839	$12,166
10/24	$13,143	$11,370	$11,679	$12,001
11/24	$13,298	$11,491	$11,818	$12,144
12/24	$13,247	$11,303	$11,727	$12,051
01/25	$13,377	$11,363	$11,772	$12,097
02/25	$13,533	$11,613	$11,914	$12,243
03/25	$13,478	$11,617	$11,864	$12,192
04/25	$13,576	$11,663	$11,981	$12,312
05/25	$13,624	$11,579	$11,942	$12,271
06/25	$13,833	$11,757	$12,125	$12,389
07/25	$13,838	$11,726	$12,093	$12,379
08/25	$14,068	$11,866	$12,238	$12,447
09/25	$14,199	$11,996	$12,371	$12,538
10/25	$14,308	$12,071	$12,449	$12,637

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	8.86%	3.15%	3.65%
Bloomberg U.S. Aggregate Index	6.16%	(0.24)%	1.90%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	6.59%	0.76%	2.21%
Bloomberg Global Aggregate (Hedged USD) Index	5.30%	0.52%	2.37%
Footnote	Description
Footnote[1]	The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmarks represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) from the Fund’s inception to December 31, 2016, the Bloomberg Global Aggregate (Hedged USD) Index from January 1, 2017 to May 30, 2025 and the new benchmark represented by Bloomberg U.S. Aggregate Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$324,846,625
# of Portfolio Holdings	333
Portfolio Turnover Rate	304%
Total Advisory Fees Paid	$1,859,896

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.5%
Short-Term Investments	0.8%
Investment Companies	3.8%
Commercial Mortgage-Backed Securities	4.3%
Collateralized Mortgage Obligations - Agency Collateral Series	10.0%
Asset-Backed Securities	13.2%
Mortgages - Other	13.8%
Agency Fixed Rate Mortgages	15.9%
Sovereign	17.9%
Corporate Bonds	19.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	9.4%
Not Rated	3.7%
D	2.8%
CC	1.0%
CCC	7.4%
B	18.0%
BB	21.9%
BBB	25.9%
A	4.7%
AA	3.1%
AAA	2.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

DINCX -TSR-AR

Morgan Stanley Income Opportunities Fund

Class R6 MGFOX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.55%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Index:

↑ Exposure to emerging markets debt.

↑ Exposure to non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

↑ Exposure to agency MBS, most notably an off-benchmark exposure to agency collateralized mortgage obligations (CMOs).

↓ Underweight exposure to U.S. Treasury securities.

↓ Shorter-than-benchmark duration positioning, which was unfavorable as interest rates generally declined.

↓ Off-benchmark investments in U.S. Treasury futures and credit default swaps, which are derivative securities used primarily for duration and risk management.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Aggregate Index	Global Fixed Income Opportunities Blend Index	Bloomberg Global Aggregate (Hedged USD) Index
10/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
11/15	$5,006,970	$4,986,791	$4,917,219	$5,002,302
12/15	$4,943,706	$4,970,676	$4,943,356	$4,988,766
1/16	$4,884,089	$5,039,078	$4,986,194	$5,061,744
2/16	$4,860,834	$5,074,825	$5,097,225	$5,110,396
3/16	$4,966,317	$5,121,386	$5,234,967	$5,152,468
4/16	$5,025,757	$5,141,044	$5,304,599	$5,161,217
5/16	$5,021,423	$5,142,363	$5,233,437	$5,183,035
6/16	$5,053,800	$5,234,760	$5,386,264	$5,281,698
7/16	$5,141,803	$5,267,855	$5,426,865	$5,313,254
8/16	$5,202,660	$5,261,831	$5,400,506	$5,310,546
9/16	$5,207,207	$5,258,748	$5,430,242	$5,309,912
10/16	$5,203,383	$5,218,525	$5,279,525	$5,258,426
11/16	$5,161,621	$5,095,087	$5,069,761	$5,171,578
12/16	$5,210,579	$5,102,273	$5,046,469	$5,185,749
1/17	$5,244,459	$5,112,285	$5,028,088	$5,166,860
2/17	$5,287,028	$5,146,644	$5,071,131	$5,211,091
3/17	$5,311,051	$5,143,946	$5,068,791	$5,208,687
4/17	$5,364,002	$5,183,642	$5,103,166	$5,244,010
5/17	$5,416,790	$5,223,541	$5,132,951	$5,274,618
6/17	$5,450,416	$5,218,283	$5,118,586	$5,259,856
7/17	$5,494,031	$5,240,739	$5,135,412	$5,277,146
8/17	$5,518,708	$5,287,747	$5,182,212	$5,325,238
9/17	$5,542,999	$5,262,562	$5,158,290	$5,300,656
10/17	$5,567,332	$5,265,611	$5,180,046	$5,323,012
11/17	$5,591,711	$5,258,852	$5,188,070	$5,331,258
12/17	$5,606,604	$5,282,987	$5,199,667	$5,343,175
1/18	$5,670,765	$5,222,144	$5,162,548	$5,305,031
2/18	$5,646,857	$5,172,641	$5,150,908	$5,293,070
3/18	$5,661,849	$5,205,813	$5,193,614	$5,336,955
4/18	$5,659,658	$5,167,095	$5,174,290	$5,317,098
5/18	$5,617,695	$5,203,972	$5,193,621	$5,336,962
6/18	$5,624,767	$5,197,571	$5,203,301	$5,346,910
7/18	$5,662,216	$5,198,807	$5,204,727	$5,348,375
8/18	$5,659,630	$5,232,259	$5,220,724	$5,364,813
9/18	$5,686,776	$5,198,566	$5,200,752	$5,344,290
10/18	$5,645,258	$5,157,485	$5,190,590	$5,333,847
11/18	$5,632,621	$5,188,272	$5,215,985	$5,359,944
12/18	$5,623,474	$5,283,588	$5,291,329	$5,437,366
1/19	$5,744,256	$5,339,697	$5,347,374	$5,494,958
2/19	$5,782,915	$5,336,603	$5,353,799	$5,501,561
3/19	$5,842,279	$5,439,076	$5,449,688	$5,600,097
4/19	$5,881,038	$5,440,468	$5,452,935	$5,603,433
5/19	$5,930,420	$5,537,045	$5,531,399	$5,684,063
6/19	$6,042,745	$5,606,580	$5,608,960	$5,763,764
7/19	$6,092,379	$5,618,912	$5,653,096	$5,809,118
8/19	$6,142,169	$5,764,508	$5,781,298	$5,940,859
9/19	$6,137,261	$5,733,806	$5,754,509	$5,913,330
10/19	$6,154,054	$5,751,077	$5,744,575	$5,903,123
11/19	$6,150,155	$5,748,149	$5,737,836	$5,896,197
12/19	$6,192,755	$5,744,142	$5,726,072	$5,884,109
1/20	$6,253,077	$5,854,686	$5,829,407	$5,990,295
2/20	$6,259,848	$5,960,062	$5,900,754	$6,063,612
3/20	$5,706,479	$5,924,988	$5,808,919	$5,969,242
4/20	$5,863,611	$6,030,311	$5,902,957	$6,065,876
5/20	$6,030,986	$6,058,388	$5,919,688	$6,083,068
6/20	$6,187,933	$6,096,551	$5,949,232	$6,113,427
7/20	$6,301,653	$6,187,615	$6,014,243	$6,180,233
8/20	$6,306,427	$6,137,670	$5,970,662	$6,135,449
9/20	$6,331,403	$6,134,305	$5,992,473	$6,157,862
10/20	$6,323,638	$6,106,914	$5,992,909	$6,158,310
11/20	$6,447,681	$6,166,836	$6,027,104	$6,193,449
12/20	$6,513,283	$6,175,334	$6,045,621	$6,212,477
1/21	$6,505,303	$6,131,058	$6,013,193	$6,179,154
2/21	$6,464,082	$6,042,522	$5,919,656	$6,083,036
3/21	$6,445,113	$5,967,071	$5,896,334	$6,059,070
4/21	$6,481,751	$6,014,211	$5,911,748	$6,074,909
5/21	$6,508,464	$6,033,860	$5,924,943	$6,088,468
6/21	$6,513,414	$6,076,254	$5,953,840	$6,118,162
7/21	$6,552,021	$6,144,193	$6,027,837	$6,194,202
8/21	$6,557,030	$6,132,494	$6,015,761	$6,181,792
9/21	$6,539,531	$6,079,400	$5,958,965	$6,123,429
10/21	$6,510,184	$6,077,723	$5,943,383	$6,107,417
11/21	$6,491,936	$6,095,705	$5,985,778	$6,150,982
12/21	$6,519,688	$6,080,107	$5,961,502	$6,126,036
1/22	$6,466,906	$5,949,117	$5,867,839	$6,029,788
2/22	$6,380,624	$5,882,747	$5,789,787	$5,949,582
3/22	$6,318,336	$5,719,313	$5,664,981	$5,821,331
4/22	$6,221,161	$5,502,277	$5,512,725	$5,664,873
5/22	$6,181,621	$5,537,753	$5,505,142	$5,657,081
6/22	$6,037,884	$5,450,877	$5,421,593	$5,571,226
7/22	$6,126,930	$5,584,067	$5,559,686	$5,713,130
8/22	$6,089,219	$5,426,280	$5,414,547	$5,563,985
9/22	$5,957,421	$5,191,830	$5,240,727	$5,385,368
10/22	$5,946,214	$5,124,584	$5,222,789	$5,366,936
11/22	$6,066,303	$5,313,044	$5,355,882	$5,503,701
12/22	$6,064,698	$5,289,078	$5,292,672	$5,438,747
1/23	$6,212,171	$5,451,791	$5,414,577	$5,564,016
2/23	$6,150,338	$5,310,833	$5,328,214	$5,475,269
3/23	$6,227,087	$5,445,741	$5,446,363	$5,596,679
4/23	$6,276,577	$5,478,746	$5,474,403	$5,625,494
5/23	$6,227,851	$5,419,090	$5,452,851	$5,603,347
6/23	$6,253,195	$5,399,762	$5,449,597	$5,600,003
7/23	$6,291,099	$5,395,998	$5,451,362	$5,601,816
8/23	$6,291,759	$5,361,532	$5,444,512	$5,594,778
9/23	$6,256,407	$5,225,287	$5,350,621	$5,498,295
10/23	$6,230,647	$5,142,825	$5,312,631	$5,459,256
11/23	$6,407,452	$5,375,725	$5,495,295	$5,646,962
12/23	$6,585,708	$5,581,502	$5,670,915	$5,827,429
1/24	$6,626,369	$5,566,175	$5,659,799	$5,816,006
2/24	$6,591,684	$5,487,534	$5,620,964	$5,776,099
3/24	$6,672,539	$5,538,206	$5,671,651	$5,828,185
4/24	$6,611,830	$5,398,319	$5,580,333	$5,734,347
5/24	$6,693,531	$5,489,838	$5,629,711	$5,785,088
6/24	$6,749,533	$5,541,812	$5,678,560	$5,835,286
7/24	$6,860,107	$5,671,252	$5,788,264	$5,948,017
8/24	$6,933,752	$5,752,747	$5,851,660	$6,013,163
9/24	$7,034,111	$5,829,773	$5,919,563	$6,082,940
10/24	$6,962,140	$5,685,201	$5,839,459	$6,000,624
11/24	$7,046,822	$5,745,310	$5,908,820	$6,071,901
12/24	$7,038,255	$5,651,284	$5,863,476	$6,025,304
1/25	$7,096,889	$5,681,265	$5,886,194	$6,048,649
2/25	$7,196,283	$5,806,263	$5,957,070	$6,121,482
3/25	$7,171,819	$5,808,448	$5,932,213	$6,095,939
4/25	$7,213,557	$5,831,276	$5,990,620	$6,155,957
5/25	$7,243,133	$5,789,523	$5,970,815	$6,135,606
6/25	$7,384,861	$5,878,545	$6,062,624	$6,194,363
7/25	$7,392,128	$5,863,039	$6,046,633	$6,189,406
8/25	$7,517,089	$5,933,164	$6,118,953	$6,223,323
9/25	$7,560,318	$5,997,888	$6,185,704	$6,269,163
10/25	$7,591,418	$6,035,360	$6,224,350	$6,318,654

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	9.04%	3.72%	4.26%
Bloomberg U.S. Aggregate Index	6.16%	(0.24)%	1.90%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	6.59%	0.76%	2.21%
Bloomberg Global Aggregate (Hedged USD) Index	5.30%	0.52%	2.37%
Footnote	Description
Footnote[1]	The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmarks represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) from the Fund’s inception to December 31, 2016, the Bloomberg Global Aggregate (Hedged USD) Index from January 1, 2017 to May 30, 2025 and the new benchmark represented by Bloomberg U.S. Aggregate Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$324,846,625
# of Portfolio Holdings	333
Portfolio Turnover Rate	304%
Total Advisory Fees Paid	$1,859,896

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.5%
Short-Term Investments	0.8%
Investment Companies	3.8%
Commercial Mortgage-Backed Securities	4.3%
Collateralized Mortgage Obligations - Agency Collateral Series	10.0%
Asset-Backed Securities	13.2%
Mortgages - Other	13.8%
Agency Fixed Rate Mortgages	15.9%
Sovereign	17.9%
Corporate Bonds	19.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	9.4%
Not Rated	3.7%
D	2.8%
CC	1.0%
CCC	7.4%
B	18.0%
BB	21.9%
BBB	25.9%
A	4.7%
AA	3.1%
AAA	2.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information please contact us at 1-800-869-6397.

At a meeting held on April 23-24, 2025, the Board of Trustees (the "Trustees") of the Fund, formerly Morgan Stanley Global Fixed Income Opportunities Fund (the "Acquired Fund") unanimously approved the reorganiztion of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by Morgan Stanley Investment Management, Inc. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). On September 15, 2025, a special meeting of shareholders was held and the Reorganization was approved. The Reorganization occurred at the close of busness on November 7, 2025.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MGFOX -TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 (212) 259-1155. The Registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Trustees has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2025

	Registrant		Covered Entities(1)
Audit Fees	$80,324		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$—	(5)
Total Non-Audit Fees	$—			$—
Total	$80,324			$—

2024

	Registrant		Covered Entities(1)
Audit Fees	$80,324		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$372,395	(5)
Total Non-Audit Fees	$—			$372,395
Total	$80,324			$372,395

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) whose members are:

Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a)	Please see the schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley
Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Annual Financial Statements and Additional Information

October 31, 2025

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Table of Contents (unaudited)

Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This material must be preceded or accompanied by a prospectus for the fund being offered.

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (24.2%)
		Angola (0.3%)
		Energy
	$965	Azule Energy Finance PLC	8.125%	01/23/30	$970,751
		Argentina (0.1%)
		Energy
	403	YPF SA	8.25	01/17/34	406,741
		Brazil (1.1%)
		Basic Materials
	205	Braskem Netherlands Finance BV	4.50	01/10/28	92,373
	1,369	Braskem Netherlands Finance BV	4.50	01/31/30	551,830
	1,419	Samarco Mineracao SA, 9.00% PIK (a)	9.50	06/30/31	1,420,333
					2,064,536
		Consumer, Cyclical
	685	Gol Finance, Inc. (b)	14.375	06/06/30	695,994
		Energy
	400	Raizen Fuels Finance SA	6.25	07/08/32	340,500
	442	Raizen Fuels Finance SA	6.70	02/25/37	369,514
	245	Yinson Boronia Production BV (b)	8.947	07/31/42	268,131
					978,145
		Total Brazil			3,738,675
		Canada (0.7%)
		Consumer, Cyclical
	501	New Flyer Holdings, Inc. (b)	9.25	07/01/30	533,857
	794	Superior Plus LP/Superior General Partner, Inc. (b)	4.50	03/15/29	770,541
					1,304,398
		Finance
EUR	330	Alexandrite Lake Lux Holdings SARL	6.75	07/30/30	390,160
		Industrials
	570	Toucan FinCo Ltd./Toucan FinCo Can, Inc./ Toucan FinCo U.S. LLC	8.25	05/15/30	608,446
		Total Canada			2,303,004

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		China (0.3%)
		Communications
	$300	Alibaba Group Holding Ltd.	0.50%		06/01/31	$531,150
	200	PDD Holdings, Inc.	0.00	(c)	12/01/25	199,160
						730,310
		Finance
	298	Longfor Group Holdings Ltd.	3.95		09/16/29	250,380
		Total China				980,690
		Colombia (0.5%)
		Consumer, Cyclical
	605	Avianca Midco 2 PLC (b)	9.00		12/01/28	605,442
	417	Avianca Midco 2 PLC (b)	9.625		02/14/30	414,125
						1,019,567
		Finance
	512	Bancolombia SA	8.625		12/24/34	547,639
		Total Colombia				1,567,206
		France (0.4%)
		Technology
EUR	535	Atos SE (d)	9.00		12/18/29	705,656
	465	IPD 3 BV	5.50		06/15/31	547,385
		Total France				1,253,041
		Germany (0.6%)
		Basic Materials
	240	ASK Chemicals Deutschland Holding GmbH	10.00		11/15/29	261,100
	$500	Cerdia Finanz GmbH (b)	9.375		10/03/31	523,407
						784,507
		Consumer, Cyclical
EUR	445	IHO Verwaltungs GmbH, 6.75% Cash or 7.5% PIK (a)	6.75		11/15/29	545,639
		Industrials
	500	Dynamo Newco II GmbH	6.25		10/15/31	581,543
		Total Germany				1,911,689
		Ghana (0.1%)
		Energy
	$236	Tullow Oil PLC	10.25		05/15/26	200,010

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Greece (0.1%)
		Consumer, Cyclical
EUR	250	Intralot Capital Luxembourg SA	6.75%		10/15/31	$291,329
		Hong Kong (0.3%)
		Industrials
	$1,128	Seaspan Corp. (b)	5.50		08/01/29	1,087,292
		Ireland (0.2%)
		Finance
	501	Phoenix Aviation Capital Ltd. (b)	9.25		07/15/30	528,223
		Israel (0.3%)
		Consumer, Non-Cyclical
EUR	714	Teva Pharmaceutical Finance Netherlands II BV	4.125		06/01/31	843,344
		Italy (1.2%)
		Communications
	830	Fibercop SpA	5.125		06/30/32	977,798
		Consumer, Cyclical
	595	Duomo Bidco SpA, 3 Month EURIBOR + 4.13%	6.151	(e)	07/15/31	690,563
		Consumer, Non-Cyclical
	600	La Doria SpA, 3 Month EURIBOR + 3.38%	5.449	(e)	12/30/30	694,324
		Industrials
	250	Fiber Midco SpA, 10.75% PIK (a)	10.75		06/15/29	257,656
		Technology
	585	Almaviva-The Italian Innovation Co. SpA	5.00		10/30/30	684,475
	480	TeamSystem SpA, 3 Month EURIBOR + 3.50%	5.526	(e)	07/31/31	556,773
						1,241,248
		Total Italy				3,861,589
		Jamaica (0.1%)
		Communications
	$360	Digicel International Finance Ltd./Difl U.S. LLC (b)	8.625		08/01/32	358,717
		Jersey (0.1%)
		Consumer, Cyclical
GBP	280	Waga Bondco Ltd.	8.50		06/15/30	335,924

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Mexico (0.6%)
		Basic Materials
	$435	Braskem Idesa SAPI	6.99%	02/20/32	$279,131
		Communications
	400	Total Play Telecomunicaciones SA de CV (b)	11.125	12/31/32	385,600
		Finance
	1,083	Banco Actinver SA/Grupo GICSA SAB de CV (b)	4.80	12/18/34	845,042
	448	Banco Mercantil del Norte SA (b)	8.375	(f)	469,107
					1,314,149
		Total Mexico			1,978,880
		Netherlands (0.1%)
		Communications
EUR	225	Summer BidCo BV, 10.00% Cash or 10.75% PIK (a)	10.00	02/15/29	266,798
		Pakistan (0.2%)
		Communications
	$684	Veon Midco BV	3.375	11/25/27	642,674
		Peru (0.2%)
		Energy
	900	Petroleos del Peru SA	5.625	06/19/47	648,949
		Saudi Arabia (0.3%)
		Finance
	350	Riyad Sukuk Ltd.	6.209	07/14/35	357,601
	360	Saudi Awwal Bank	5.947	09/04/35	364,522
	350	SNB Funding Ltd.	6.00	06/24/35	360,283
		Total Saudi Arabia			1,082,406
		Slovenia (0.1%)
		Communications
EUR	365	United Group BV	5.25	02/01/30	417,100
		Spain (0.4%)
		Consumer, Non-Cyclical
	670	Grifols SA	7.50	05/01/30	813,993
		Utilities
	490	California Buyer Ltd./Atlantica Sustainable Infrastructure PLC	5.625	02/15/32	581,256
		Total Spain			1,395,249

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Switzerland (0.3%)
		Consumer, Cyclical
	$1,040	VistaJet Malta Finance PLC/Vista Management Holding, Inc. (b)	6.375%	02/01/30	$1,005,349
		Turkey (0.8%)
		Basic Materials
	1,325	Eldorado Gold Corp. (b)	6.25	09/01/29	1,328,711
	304	WE Soda Investments Holding PLC	9.50	10/06/28	305,335
					1,634,046
		Utilities
	1,000	Zorlu Enerji Elektrik Uretim AS	11.00	04/23/30	899,264
		Total Turkey			2,533,310
		United Kingdom (1.7%)
		Communications
GBP	570	British Telecommunications PLC	6.375	12/03/55	767,592
	405	Virgin Media Vendor Financing Notes III DAC	4.875	07/15/28	519,792
	430	Vmed O2 U.K. Financing I PLC	4.50	07/15/31	513,318
	$763	Vmed O2 U.K. Financing I PLC (b)	4.75	07/15/31	706,783
EUR	460	Vmed O2 U.K. Financing I PLC	5.625	04/15/32	540,763
					3,048,248
		Consumer, Cyclical
GBP	460	CD&R Firefly Bidco PLC	8.625	04/30/29	633,911
		Finance
	460	Galaxy Bidco Ltd.	8.125	12/19/29	631,692
EUR	350	Sherwood Financing PLC	7.625	12/15/29	398,026
					1,029,718
		Industrials
GBP	635	Edge Finco PLC	8.125	08/15/31	884,566
		Total United Kingdom			5,596,443
		United States (12.9%)
		Basic Materials
	$534	Celanese U.S. Holdings LLC	7.20	11/15/33	548,006
	64	Cleveland-Cliffs, Inc. (b)	7.625	01/15/34	66,588
EUR	555	Olympus Water U.S. Holding Corp. (b)	6.125	02/15/33	635,185
					1,249,779

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Communications
	$844	Arches Buyer, Inc. (b)	4.25%	06/01/28	$825,349
	497	CCO Holdings LLC/CCO Holdings Capital Corp. (b)	4.50	08/15/30	466,258
	699	EchoStar Corp.	10.75	11/30/29	770,022
	40	Level 3 Financing, Inc. (b)	7.00	03/31/34	41,128
	961	McGraw-Hill Education, Inc. (b)	7.375	09/01/31	987,147
	503	Sinclair Television Group, Inc. (b)	8.125	02/15/33	513,198
	426	Univision Communications, Inc. (b)	9.375	08/01/32	450,126
	95	Versant Media Group, Inc. (b)	7.25	01/30/31	96,895
	176	Windstream Services LLC (b)	7.50	10/15/33	175,969
	187	WULF Compute LLC (b)	7.75	10/15/30	194,397
					4,520,489
		Consumer, Cyclical
	534	Asbury Automotive Group, Inc. (b)	5.00	02/15/32	514,655
	537	Ashton Woods USA LLC/Ashton Woods Finance Co. (b)	4.625	08/01/29	508,892
EUR	475	Beach Acquisition Bidco LLC	5.25	07/15/32	564,067
	$739	Beach Acquisition Bidco LLC, 10.00% Cash or 10.75% PIK (a)(b)	10.00	07/15/33	795,287
EUR	475	Boots Group Finco LP	5.375	08/31/32	568,762
	$124	Clarios Global LP/Clarios U.S. Finance Co. (b)	6.75	09/15/32	126,970
	101	Dream Finders Homes, Inc. (b)	6.875	09/15/30	100,591
	851	Ford Motor Credit Co. LLC	7.35	03/06/30	910,549
	561	JB Poindexter & Co., Inc. (b)	8.75	12/15/31	587,766
	499	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC (b)	8.25	04/15/30	518,340
	267	New Home Co., Inc. (b)	8.50	11/01/30	276,630
	253	New Home Co., Inc. (b)	9.25	10/01/29	265,654
	370	Park River Holdings, Inc. (b)	8.00	03/15/31	381,205
	657	Patrick Industries, Inc. (b)	6.375	11/01/32	670,549
	250	PetSmart LLC/PetSmart Finance Corp. (b)	7.50	09/15/32	249,988
	250	PetSmart LLC/PetSmart Finance Corp. (b)	10.00	09/15/33	251,683
	586	Real Hero Merger Sub 2, Inc. (b)	6.25	02/01/29	351,011
	676	Sonic Automotive, Inc. (b)	4.625	11/15/29	657,935
	266	Specialty Building Products Holdings LLC/SBP Finance Corp. (b)	7.75	10/15/29	267,906
	499	Voyager Parent LLC (b)	9.25	07/01/32	523,505
	333	White Cap Buyer LLC (b)	6.875	10/15/28	333,211
	185	White Cap Supply Holdings LLC (b)(g)	7.375	11/15/30	187,258
					9,612,414

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Consumer, Non-Cyclical
	$549	1261229 BC Ltd. (b)	10.00%		04/15/32	$574,405
	880	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (b)	4.625		06/01/28	862,509
EUR	595	Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 3 Month EURIBOR + 3.88%	5.872	(e)	01/15/31	695,610
	$743	Chobani LLC/Chobani Finance Corp., Inc. (b)	7.625		07/01/29	773,652
	54	Global Medical Response, Inc. (b)	7.375		10/01/32	56,543
	72	Heartland Dental LLC/Heartland Dental Finance Corp. (b)	10.50		04/30/28	76,032
	249	Herc Holdings, Inc. (b)	7.00		06/15/30	260,787
	267	Herc Holdings, Inc. (b)	7.25		06/15/33	281,703
	647	IQVIA, Inc. (b)	6.25		06/01/32	675,155
	1,055	LifePoint Health, Inc. (b)	9.875		08/15/30	1,140,311
EUR	450	Perrigo Finance Unlimited Co.	5.375		09/30/32	539,620
	$402	Team Health Holdings, Inc. (b)	8.375		06/30/28	406,581
	470	VT Topco, Inc. (b)	8.50		08/15/30	489,266
	604	Wand NewCo 3, Inc. (b)	7.625		01/30/32	631,859
						7,464,033
		Energy
	333	Civitas Resources, Inc. (b)	8.625		11/01/30	344,550
	519	Global Partners LP/GLP Finance Corp. (b)	7.125		07/01/33	526,913
	269	NGL Energy Operating LLC/NGL Energy Finance Corp. (b)	8.125		02/15/29	275,551
	98	Sunoco LP (b)	5.875		03/15/34	98,047
	356	Sunoco LP (b)	7.875		(f)	361,790
	629	Transocean International Ltd. (b)	8.75		02/15/30	659,987
	500	Venture Global LNG, Inc. (b)	8.375		06/01/31	513,758
	228	Venture Global LNG, Inc. (b)	9.00		(f)	213,323
						2,993,919
		Finance
	505	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (b)	7.375		10/01/32	521,691
	200	Ardagh Packaging Finance PLC	9.50		12/01/30	213,500
	536	Azorra Finance Ltd. (b)	7.25		01/15/31	561,976
	895	Focus Financial Partners LLC (b)	6.75		09/15/31	923,335
	532	Hightower Holding LLC (b)	6.75		04/15/29	535,487
	502	Panther Escrow Issuer LLC (b)	7.125		06/01/31	519,219
	251	Rocket Cos., Inc. (b)	6.375		08/01/33	261,788

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$301	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)	4.00%	10/15/33	$277,433
					3,814,429
		Industrials
	503	AmeriTex HoldCo Intermediate LLC (b)	7.625	08/15/33	526,559
EUR	265	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC	3.00	09/01/29	285,555
	$845	Artera Services LLC (b)	8.50	02/15/31	731,980
	667	Calderys Financing LLC (b)	11.25	06/01/28	705,536
	500	Clydesdale Acquisition Holdings, Inc. (b)	6.75	04/15/32	502,106
	498	Clydesdale Acquisition Holdings, Inc. (b)	8.75	04/15/30	499,447
	334	CP Atlas Buyer, Inc. (b)	9.75	07/15/30	348,717
	865	Masterbrand, Inc. (b)	7.00	07/15/32	898,725
	571	TopBuild Corp. (b)	4.125	02/15/32	538,181
					5,036,806
		Technology
	671	Amentum Holdings, Inc. (b)	7.25	08/01/32	698,920
	940	AthenaHealth Group, Inc. (b)	6.50	02/15/30	921,086
	937	Cloud Software Group, Inc. (b)	6.50	03/31/29	944,658
	1,282	McAfee Corp. (b)	7.375	02/15/30	1,175,313
	336	Playtika Holding Corp. (b)	4.25	03/15/29	303,776
					4,043,753
		Utilities
	333	Alpha Generation LLC (b)	6.75	10/15/32	342,498
	503	Leeward Renewable Energy Operations LLC (b)	4.25	07/01/29	481,109
	220	VoltaGrid LLC (b)(g)	7.375	11/01/30	223,889
	890	XPLR Infrastructure Operating Partners LP (b)	8.375	01/15/31	931,783
	982	XPLR Infrastructure Operating Partners LP (b)	8.625	03/15/33	1,031,068
					3,010,347
		Total United States			41,745,969
		Zambia (0.2%)
		Basic Materials
	500	First Quantum Minerals Ltd. (b)	8.00	03/01/33	532,017
		Total Corporate Bonds (Cost $78,500,267)			78,483,369
		Sovereign (21.7%)
		Albania (0.7%)
EUR	1,850	Albania Government International Bond (b)	4.75	02/14/35	2,197,300

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Angola (1.0%)
	$720	Angolan Government International Bond	8.75%		04/14/32	$676,746
	450	Angolan Government International Bond	9.125		11/26/49	378,456
	537	Angolan Government International Bond	9.244		01/15/31	524,980
	435	Angolan Government International Bond	9.375		05/08/48	373,850
	1,433	Angolan Government International Bond	9.875		10/15/35	1,388,923
		Total Angola				3,342,955
		Benin (0.4%)
EUR	907	Benin Government International Bond	4.95		01/22/35	979,240
	346	Benin Government International Bond	6.875		01/19/52	369,408
		Total Benin				1,348,648
		Bosnia and Herzegovina (0.1%)
	188	Federation of Bosnia & Herzegovina Eurobond	5.50		07/17/30	226,059
		Brazil (0.5%)
BRL	2,100	Brazil Notas do Tesouro Nacional	6.00		08/15/30	1,654,899
		Dominican Republic (0.9%)
DOP	153,300	Dominican Republic International Bond	13.625		02/03/33	2,879,125
		Ecuador (0.6%)
	$788	Ecuador Government International Bond	0.00	(c)	07/31/30	617,496
	1,300	Ecuador Government International Bond (d)	6.90		07/31/30 - 07/31/35	1,170,362
		Total Ecuador				1,787,858
		Egypt (1.5%)
EGP	179,674	Egypt Government Bond	19.945		07/08/30	3,889,886
	48,844	Egypt Government Bond	24.439		08/05/28	1,072,666
		Total Egypt				4,962,552
		Ethiopia (0.8%)
	$2,300	Ethiopia International Bond (h)(i)	6.625		12/11/24	2,438,000
		Israel (0.3%)
	219	Israel Government International Bond	5.75		03/12/54	214,732
	1,199	State of Israel	3.80		05/13/60	826,318
		Total Israel				1,041,050
		Japan (0.8%)
JPY	453,650	Japan Government Thirty Year Bond	2.40		03/20/55	2,559,586

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Lebanon (0.3%)
	$4,250	Lebanon Government International Bond (h)(i)	0.00%	03/20/28	$979,625
		Mexico (3.2%)
MXN	100,040	Mexican Bonos	7.75	11/23/34	5,079,634
	50,426	Mexican Bonos	8.50	11/18/38	2,592,751
	35,572	Mexico Udibonos	2.75	11/27/31	1,748,229
EUR	919	Petroleos Mexicanos	2.75	04/21/27	1,048,848
		Total Mexico			10,469,462
		Montenegro (0.4%)
	1,140	Montenegro Government International Bond (b)	4.875	04/01/32	1,339,045
		New Zealand (0.6%)
NZD	3,425	New Zealand Government Inflation Linked Bond	3.25	09/20/50	2,074,471
		Peru (2.7%)
PEN	12,449	Peru Government Bond	6.15	08/12/32	3,914,307
	15,476	Peru Government Bond	6.85	08/12/35	4,855,294
		Total Peru			8,769,601
		Poland (0.1%)
PLN	1,611	Republic of Poland Government Bond	2.00	08/25/36	394,475
		Romania (1.1%)
EUR	1,215	Romanian Government International Bond	2.625	12/02/40	931,470
	930	Romanian Government International Bond	6.125	10/07/37	1,074,482
	600	Romanian Government International Bond	6.50	10/07/45	686,972
	837	Romanian Government International Bond	6.75	07/11/39	1,004,139
		Total Romania			3,697,063
		South Africa (1.7%)
ZAR	47,768	Republic of South Africa Government Bond	8.75	01/31/44	2,468,949
	54,781	Republic of South Africa Government Bond	8.875	02/28/35	3,166,935
		Total South Africa			5,635,884
		Sri Lanka (0.4%)
	$1,363	Sri Lanka Government International Bond (b)(d)	3.10	01/15/30	1,288,035

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Suriname (0.9%)
	$537	Suriname Government International Bond (b)(g)	7.70%	11/06/30	$540,893
	2,362	Suriname Government International Bond (b)(g)	8.50	11/06/35	2,435,813
		Total Suriname			2,976,706
		Turkey (1.0%)
TRY	30,572	Turkiye Government Bond	26.20	10/05/33	656,368
	121,316	Turkiye Government Bond	27.70	09/27/34	2,672,803
		Total Turkey			3,329,171
		Ukraine (0.6%)
	$3,500	Ukraine Government International Bond (d)	3.00	02/01/35	1,797,011
		Venezuela (1.1%)
	3,193	Petroleos de Venezuela SA (h)(i)	0.00	11/17/21 - 04/12/37	748,847
	1,000	Petroleos de Venezuela SA (h)(i)	6.00	10/28/22	197,540
	465	Petroleos de Venezuela SA (h)(i)	8.50	10/27/20	464,035
	2,516	Venezuela Government International Bond (h)(i)	0.00	12/09/20 - 10/13/49	608,400
	1,367	Venezuela Government International Bond (h)(i)	7.00	12/01/18	323,090
	3,576	Venezuela Government International Bond (h)(i)	13.625	08/15/18	1,055,277
		Total Venezuela			3,397,189
		Total Sovereign (Cost $66,153,182)			70,585,770
		Agency Fixed Rate Mortgages (19.3%)
	1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50	10/01/32	496
		Federal National Mortgage Association, Conventional Pools:
	9		6.50	05/01/28 - 01/01/32	8,869
	2		7.00	11/01/32	1,669
	57,200	Federal National Mortgage Association, November TBA: (j)	5.50	11/01/54	57,803,280
	2,200	Government National Mortgage Association, December TBA (j)	5.00	12/20/54	2,190,104
		Various Pools:
	2,689		6.00	08/20/53	2,802,462
	1		8.00	01/15/30 - 05/15/30	1,127
		Total Agency Fixed Rate Mortgages (Cost $62,619,257)			62,808,007

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (16.0%)
$1,246	AMSR Trust (b)	5.00%		03/17/39	$1,224,546
	Barings CLO Ltd.
740	Class D2, 3 Month Term SOFR + 3.65% (b)	7.534	(e)	04/20/38	745,495
1,110	Class D2R, 3 Month Term SOFR + 4.60% (b)	8.505	(e)	07/15/37	1,118,620
1,110	Class E, 3 Month Term SOFR + 4.60% (b)	8.484	(e)	04/20/38	1,094,884
1,110	Battalion CLO XXV Ltd., Class D 3 Month Term SOFR + 4.35% (b)	8.234	(e)	03/13/37	1,117,715
798	Bayview Financial Revolving Asset Trust 1 Month Term SOFR + 1.11% (b)	5.101	(e)	02/28/40	776,805
740	Benefit Street Partners CLO XV Ltd., Class D2R 3 Month Term SOFR + 4.50% (b)	8.405	(e)	07/15/37	745,879
1,000	Birch Grove CLO 14 Ltd., Class D1 3 Month Term SOFR + 3.50% (b)	7.83	(e)	07/22/37	1,002,121
	Bryant Park Funding Ltd.
1,110	Class D, 3 Month Term SOFR + 4.30% (b)	8.205	(e)	04/15/37	1,118,560
1,110	Class D1R, 3 Month Term SOFR + 2.80% (b)	6.705	(e)	04/15/38	1,111,739
596	Cascade MH Asset Trust (b)	4.00	(e)	11/25/44	573,411
533	ECAF I Ltd., Class A2 (Cayman Islands) (b)	4.947		06/15/40	486,780
1,110	Elmwood CLO 32 Ltd., Class D1 3 Month Term SOFR + 2.85% (b)	6.734	(e)	10/18/37	1,117,340
1,110	Elmwood CLO 40 Ltd., Class E 3 Month Term SOFR + 5.25% (b)	9.132	(e)	03/22/38	1,124,599
740	Elmwood CLO VIII Ltd., Class DR 3 Month Term SOFR + 3.80% (b)	7.684	(e)	04/20/37	744,355
1,110	Empower CLO Ltd., Class D1 3 Month Term SOFR + 3.75% (b)	7.608	(e)	04/25/37	1,117,411
	FMC GMSR Issuer Trust
2,220	Class A (b)	7.90		07/25/27	2,233,460
2,960	Class B (b)	7.17		04/25/27	2,971,561
2,133	GAIA Aviation Ltd. (Cayman Islands) (b)	7.00		12/15/44	1,844,629
740	Galaxy 33 CLO Ltd., Class D1 3 Month Term SOFR + 3.55% (b)	7.434	(e)	04/20/37	742,485
1,110	Golub Capital Partners CLO 72 B Ltd., Class D 3 Month Term SOFR + 4.00% (b)	7.858	(e)	04/25/37	1,116,529
	Harvest SBA Loan Trust, Class A
1,995	SOFR30A + 2.25% (b)	6.50	(e)	12/25/51	2,012,539
906	SOFR30A + 3.25% (b)	7.522	(e)	10/25/50	939,546
1,110	Harvest U.S. CLO Ltd., Class D1 3 Month Term SOFR + 3.25% (b)	7.155	(e)	10/15/37	1,114,678

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$338	LoanMe Trust Prime, Class B (b)	6.00%		09/15/34	$337,563
1,110	Madison Park Funding LV Ltd., Class D1R 3 Month Term SOFR + 3.15% (b)	7.034	(e)	07/18/37	1,117,435
	Magnetite XXII Ltd.
740	Class DJ, 3 Month Term SOFR + 4.15% (b)	8.055	(e)	07/15/36	741,795
740	Class DRR, 3 Month Term SOFR + 2.90% (b)	6.805	(e)	07/15/36	741,509
568	METAL LLC, Class A (b)	4.581		10/15/42	394,537
1,810	Mortgage Subordinate Trust, Class A (b)	0.00	(e)	12/29/31	1,572,124
334	Newtek Small Business Loan Trust Daily U.S. Prime Rate + 0.10% (b)	7.35	(e)	12/25/48	329,929
2,057	NRM FNT1 Excess LLC, Class A (b)	7.398		11/25/31	2,095,420
920	Oaktree CLO Ltd., Class D2RR 3 Month Term SOFR + 4.70% (b)	8.584	(e)	07/20/37	924,736
2,828	Oakwood Mortgage Investors, Inc., Class A4	7.405	(e)	06/15/31	200,619
	OCP CLO Ltd.
1,110	Class D1, 3 Month Term SOFR + 3.75% (b)	7.61	(e)	04/23/37	1,118,601
740	Class D2R, 3 Month Term SOFR + 4.40% (b)	8.284	(e)	10/20/37	747,708
	Palmer Square CLO Ltd.
1,110	Class CR, 3 Month Term SOFR + 3.90% (b)	7.784	(e)	04/18/37	1,117,087
740	Class ER, 3 Month Term SOFR + 6.40% (b)	10.284	(e)	07/20/38	746,163
2,960	PNMAC GMSR Issuer Trust, Class A 1 Month Term SOFR + 3.20% (b)	7.191	(e)	03/25/29	2,989,971
2,093	Raptor Aircraft Finance I LLC, Class A (b)	4.213		08/23/44	1,897,175
1,178	ReadyCap Lending Small Business Loan Trust, Class A Daily U.S. Prime Rate + 0.07% (b)	7.32	(e)	04/25/48	1,194,063
1,154	Shenton Aircraft Investment Ltd., Class A (b)	4.75		10/15/42	1,119,509
465	Start II Ltd., Class A (Bermuda) (b)	4.089		03/15/44	462,010
740	TICP CLO VI Ltd. 3 Month Term SOFR + 6.51% (b)	10.416	(e)	01/15/34	741,927
	Trinitas CLO VI Ltd.
740	3 Month Term SOFR + 4.01% (b)	7.87	(e)	01/25/34	741,149
740	3 Month Term SOFR + 7.08% (b)	10.936	(e)	01/25/34	722,364
1,850	VINE Trust, Class E1 (b)	4.75		12/17/40	1,762,039
	Total Asset-Backed Securities (Cost $52,210,826)				52,011,120

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Collateralized Mortgage Obligations - Agency Collateral Series (12.2%)
$3,865	Federal Home Loan Mortgage Corporation, REMIC 21.06% - 3 x SOFR30A	8.16	(k)%	08/25/55	$4,031,108
	Federal National Mortgage Association,
	IO REMIC
154		1.73	(e)	03/25/44	9,233
309		1.801	(e)	10/25/39	17,590
22	6.44% - SOFR30A	2.253	(k)	08/25/41	331
	Government National Mortgage Association,
458	IO REMIC 6.14% - 1 Month Term SOFR	2.104	(k)	12/20/42	51,868
	REMIC
2,424	22.73% - SOFR30A	7.393	(k)	10/20/52	2,546,314
2,945	SOFR30A + 3.30%	7.484	(e)	04/20/55	3,007,239
1,000	26.40% - 4 x SOFR30A	7.60	(k)	10/20/55	1,041,224
27,681	21.30% - 3 x SOFR30A	8.40	(k)	06/20/55 - 07/20/55	28,852,016
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $38,553,025)				39,556,923
	Commercial Mortgage-Backed Securities (5.3%)
1,674	Bayview Commercial Asset Trust, Class A4A 1 Month Term SOFR + 2.36% (b)	6.356	(e)	12/25/37	1,499,680
670	Citigroup Commercial Mortgage Trust (b)	3.503	(e)	12/10/41	577,431
	Credit Suisse Mortgage Trust, Class A
1,811	1 Month Term SOFR + 3.57% (b)	7.607	(e)	05/09/26	1,787,118
3,069	1 Month Term SOFR + 3.83% (b)	7.862	(e)	08/15/26	2,931,285
	Federal Home Loan Mortgage Corporation, IO
5,170		2.628	(e)	01/25/49	604,748
4,750		3.067	(e)	11/25/36	1,104,672
7,336		4.334	(e)	11/25/55	1,762,376
189	FREMF Mortgage Trust, IO SOFR30A + 5.36% (b)	9.672	(e)	07/25/26	10,658
	Harvest Commercial Capital Loan Trust, Class A
1,850	(b)	5.964	(e)	04/25/52	1,714,438
1,110	(b)	6.337	(e)	09/25/46	1,074,779
136	JPMBB Commercial Mortgage Securities Trust (b)	4.037	(e)	09/15/47	123,665
2,220	SG Commercial Mortgage Securities Trust (b)	3.477	(e)	09/15/39	1,891,272
500	Sutherland Commercial Mortgage Trust (b)	2.23	(e)	12/25/41	441,013
1,661	VCC Trust, Class A1 (b)	8.163		05/25/55	1,652,404
	Total Commercial Mortgage-Backed Securities (Cost $17,538,428)				17,175,539

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Mortgages - Other (16.8%)
	$1,850	ATLX Trust, Class M1 (b)	4.408	(e)%	04/25/64	$1,778,334
GBP	590	Banna RMBS DAC 3 Month GBP SONIA + 3.50% (United Kingdom)	7.488	(e)	12/30/63	871,241
	2,960	Boston Lending Trust (b)	3.25	(e)	05/25/62	2,841,279
		Cascade Funding Mortgage Trust
	797	Class M2 (b)	2.00	(e)	02/25/52	754,293
	1,160	Class M4 (b)	3.00	(e)	05/25/34	1,099,796
	2,220	Class M4 (b)	3.00	(e)	03/25/35	2,073,193
	2,960	Class M5 (b)	3.00	(e)	06/25/34	2,704,967
		Champs Trust, Class A
	2,140	(b)	7.848	(e)	04/25/60	2,240,275
	1,866	(b)	8.587	(e)	11/25/59	1,951,183
	2,222	(b)	8.784	(e)	07/25/59	2,304,589
EUR	1,378	Eurohome Italy Mortgages Srl, Class A 3 Month EURIBOR + 0.60% (Italy)	2.594	(e)	11/02/54	1,504,710
	378	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Germany)	2.26	(e)	08/02/50	411,035
MXN	88,524	GMAC Financiera SA de CV Sociedad Financiera de Objeto Ltdo, Class A (Mexico)	3.99		03/25/36	923,187
GBP	1,030	Great Hall Mortgages No. 1 PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	7.107	(e)	06/18/38	1,328,899
	$578	GSR Mortgage Loan Trust, PAC	5.50		03/25/35	518,640
	945	Merrill Lynch Mortgage Investors Trust, IO (b)	0.00	(e)	02/25/36	9
GBP	1,480	Mortgage Funding PLC 3 Month GBP SONIA + 3.32% (United Kingdom)	7.307	(e)	03/13/46	1,933,261
	417	Newgate Funding PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	7.107	(e)	12/15/50	535,797
	$1,100	Onity Loan Investment Trust (b)	5.00	(e)	08/25/37	1,056,076
	1,145	PRPM LLC (b)	4.00		05/25/54	1,057,861
	615	Riverview HECM Pass-Through Certificates Trust 1 Month Term SOFR + 0.38%	4.376	(e)	05/25/47	536,093
		RMF Buyout Issuance Trust
	2,590	Class M2 (b)	3.63	(e)	10/25/50	2,263,453
	890	Class M3 (b)	3.69	(e)	11/25/31	851,021
	2,960	Class M4 (b)	4.50	(e)	04/25/32	2,579,598
	9,451	Class M5 (b)	6.00		10/25/50	7,576,015
	4,529	(b)	6.00	(e)	11/25/31	4,212,469

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		RMF Proprietary Issuance Trust
	$1,984	Class M1 (b)	3.25	(e)%	04/26/60	$1,788,421
	2,220	Class M3 (b)	3.75	(e)	06/25/62	1,986,390
		Saluda Grade Alternative Mortgage Trust
	1,967	Class A1 (b)	7.118		01/25/30	1,975,166
	1,850	Class M1 (b)	7.50	(e)	05/25/50	1,897,127
EUR	1,117	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	2.17	(e)	12/28/50	1,188,094
		Total Mortgages - Other (Cost $52,330,233)				54,742,472
		Senior Loan Interests (0.6%)
	$1,875	Cuenca Enterprises, Inc. 3 Month USD LIBOR + 7.33% (Cayman Islands) (l) (acquired 12/07/2021) (Cost 1,875,000)	12.882	(e)	12/15/26	1,875,000
		Short-Term Investments (5.6%)
		U.S. Treasury Securities (0.8%)
		U.S. Treasury Bill
USD	200	(m)(n)	4.082		11/20/25	199,633
	400	(m)(n)	4.095		11/20/25	399,267
	2,000	(m)(n)	4.303		11/20/25	1,996,333
		Total U.S. Treasury Securities (Cost $2,594,310)				2,595,233
NUMBER OF SHARES (000)
		Investment Company (4.6%)
	14,971	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.95% (See Note 7) (Cost $14,971,381)				14,971,381

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Sovereign (0.2%)
		Uruguay (0.2%)
UYU	17,408	Uruguay Monetary Regulation Bill (m) (Cost $421,038)	9.375%	12/19/25	$432,305
		Total Short-Term Investments (Cost $17,986,729)			17,998,919
		Total Investments (Cost $387,766,947) (o)(p)		121.7%	395,237,119
		Liabilities in Excess of Other Assets		(21.7)	(70,390,494)
		Net Assets		100.0%	$324,846,625

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

  CLO  Collateralized Loan Obligation.

  CR  Custodial Receipts.

  DAC  Designated Activity Company.

  EURIBOR  Euro Interbank Offered Rate.

  HECM  Home Equity Conversion Mortgage.

  IO  Interest Only Security.

  LIBOR  London Interbank Offered Rate.

  PAC  Planned Amortization Class.

  PIK  Payment-in-Kind.

  REMIC  Real Estate Mortgage Investment Conduit.

  SOFR  Secured Overnight Financing Rate.

  SOFR30A  30-Day Average Secured Overnight Financing Rate.

  SONIA  Sterling Overnight Index Average.

  TBA  To Be Announced.

  (a)  Income may be paid in additional securities and/or cash at the discretion of the issuer.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Capital appreciation bond.

  (d)  Multi-step - Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of October 31, 2025. Maturity date disclosed is the ultimate maturity date.

  (e)  Floating or variable rate securities: The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (f)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of October 31, 2025.

  (g)  When-issued security.

  (h)  Issuer in bankruptcy.

  (i)  Non-income producing security; bond in default.

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

  (j)  Security is subject to delayed delivery.

  (k)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at October 31, 2025.

  (l)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at   October 31, 2025 amounts to $1,875,000 and represents 0.6% of net assets.

  (m)  Rate shown is the yield to maturity at October 31, 2025.

  (n)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

  (o)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

  (p)  At October 31, 2025, the aggregate cost for federal income tax purposes is $388,627,916. The aggregate gross unrealized appreciation is $12,885,037 and the aggregate gross unrealized depreciation is $5,783,032, resulting in net unrealized appreciation of $7,102,005.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at October 31, 2025:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC	EUR	346,062	PLN	1,476,956	12/17/25	$(82)
Barclays Bank PLC	JPY	390,469,752		$2,576,420	12/17/25	31,791
Barclays Bank PLC	NZD	3,343,488		$1,936,453	12/17/25	19,641
Barclays Bank PLC	PLN	3,925,923	EUR	924,346	12/17/25	5,383
Barclays Bank PLC		$3,498,416	EUR	2,995,000	12/5/25	(40,187)
Barclays Bank PLC		$267,139	EUR	231,772	11/7/25	58
Barclays Bank PLC		$3,147,278	MYR	13,200,000	12/17/25	9,005
Barclays Bank PLC		$534,431	ZAR	9,294,421	12/17/25	74
Barclays Bank PLC	ZAR	106,814,625		$6,168,301	12/17/25	25,586
BNP Paribas SA		$6,829,189	KRW	9,771,183,943	12/17/25	42,603
Goldman Sachs International	EUR	13,130,850		$15,355,873	1/30/26	147,796
Goldman Sachs International	GBP	3,218,150		$4,250,115	1/30/26	22,381
Goldman Sachs International	PEN	30,750,539		$9,046,937	12/17/25	(75,335)
Goldman Sachs International		$3,004,110	BRL	16,300,000	12/2/25	3,883
Goldman Sachs International		$1,944,615	CLP	1,832,800,000	12/17/25	209
Goldman Sachs International		$326,039	PEN	1,103,934	12/17/25	1,448
Goldman Sachs International		$2,538,713	TRY	110,753,525	12/17/25	4,133
Goldman Sachs International		$1,207,666	UYU	48,361,000	12/17/25	1,228
JPMorgan Chase Bank NA	MXN	205,001,559		$11,051,476	12/17/25	66,733
JPMorgan Chase Bank NA	MXN	17,600,000		$948,802	12/17/25	5,729
JPMorgan Chase Bank NA		$12,873,754	EGP	620,000,000	12/17/25	40,979
JPMorgan Chase Bank NA		$1,210,503	MXN	22,579,761	12/17/25	(596)
Standard Chartered Bank	EUR	1,543,470		$1,803,017	12/5/25	20,822
Standard Chartered Bank	EUR	407,435		$475,949	12/5/25	5,496
Standard Chartered Bank	EUR	1,925,000		$2,248,703	12/5/25	25,969
Standard Chartered Bank	EUR	907,707		$1,060,345	12/5/25	12,245
Standard Chartered Bank	EUR	900,000		$1,051,342	12/5/25	12,141
Standard Chartered Bank	EUR	1,176,013		$1,373,768	12/5/25	15,865

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Standard Chartered Bank	EUR	1,399,709		$1,635,080	12/5/25	$18,882
Standard Chartered Bank	EUR	2,995,000		$3,466,791	11/7/25	14,021
Standard Chartered Bank		$402,195	EUR	347,031	12/5/25	(1,490)
Standard Chartered Bank		$226,196	EUR	195,871	12/5/25	(29)
UBS AG	EUR	1,530,000		$1,795,461	11/7/25	31,609
						$467,991

Futures Contracts:

The Fund had the following futures contracts open at October 31, 2025:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note (United States)	725	Dec-25		$72,500	$79,177,930	$189,828
U.S. Treasury 10 yr. Note (United States)	618	Dec-25		61,800	69,631,219	475,000
U.S. Treasury 10 yr. Ultra Note (United States)	35	Dec-25		3,500	4,041,953	60,078
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	4	Dec-25	EUR	(400)	(535,383)	(14,685)
TSE Japanese 10 Year Bond (Japan)	8	Dec-25	JPY	(800,000)	(7,061,969)	58,659
German Euro-Bobl Index (Germany)	13	Dec-25	EUR	(1,300)	(1,772,061)	(6,293)
German Euro-Bund Index (Germany)	49	Dec-25		(4,900)	(7,307,928)	(67,211)
U.S. Treasury Long Bond (United States)	21	Dec-25		$(2,100)	(2,463,562)	(46,781)
U.S. Treasury 2 yr. Note (United States)	10	Dec-25		(2,000)	(2,082,422)	578
Ultra U.S. Treasury Bond (United States)	196	Dec-25		(19,600)	(23,771,125)	(820,813)
						$(171,640)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at October 31, 2025:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION	BUY/SELL PROTECTION	PAY/ RECEIVED FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT RECEIVED	UNREALIZED APPRECIATION
Goldman Sachs International Petroleos Mexicanos	NR	Sell	1.000%	Quarterly	6/20/27	$1,260	$(8,176)	$(32,572)	$24,396
See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION	BUY/SELL PROTECTION	PAY/ RECEIVED FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT RECEIVED	UNREALIZED APPRECIATION
JPMorgan Chase Bank NA Petroleos Mexicanos	NR	Sell	1.000%	Quarterly	6/20/27	$560	$(3,634)	$(16,081)	$12,447
Barclays Bank PLC Petroleos Mexicanos	NR	Sell	1.000	Quarterly	12/20/26	1,120	(2,364)	(18,959)	16,595
Barclays Bank PLC Petroleos Mexicanos	NR	Sell	1.000	Quarterly	6/20/27	840	(5,451)	(22,066)	16,615
							$(19,625)	$(89,678)	$70,053

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at October 31, 2025:

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)		VALUE	UPFRONT PAYMENT PAID	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	6.930%	Monthly/ Monthly	12/15/27	MXN	94,400	$(4,035)	$—	$(4,035)
Morgan Stanley & Co. LLC	3 Month JIBAR	Pay	8.470	Quarterly/ Quarterly	9/17/35	ZAR	29,507	81,684	—	81,684
Morgan Stanley & Co. LLC	3 Month JIBAR	Pay	8.640	Quarterly/ Quarterly	9/17/35		23,300	81,048	—	81,048
Morgan Stanley & Co. LLC	3 Month JIBAR	Pay	8.660	Quarterly/ Quarterly	9/17/35		54,600	193,203	—	193,203
Morgan Stanley & Co. LLC	3 Month TAIBO	Receive	1.630	Quarterly/ Quarterly	9/17/30	TWD	225,000	19,720	—	19,720
Morgan Stanley & Co. LLC	3 Month WIBOR	Receive	4.610	Annual/ Quarterly	9/9/32	PLN	99,350	(82,558)	—	(82,558)
Morgan Stanley & Co. LLC	3 Month WIBOR	Receive	4.490	Annual/ Quarterly	8/12/32		18,518	(6,664)	—	(6,664)

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)		VALUE	UPFRONT PAYMENT PAID	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. LLC	3 Month WIBOR	Receive	4.490%	Annual/ Quarterly	8/12/32		4,630	$(1,666)	$—	$(1,666)
Morgan Stanley & Co. LLC	3 Month WIBOR	Receive	4.360	Annual/ Quarterly	9/17/26		44,040	(19,855)	—	(19,855)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	4.590	Semi-Annual/ Annual	8/12/32		23,148	9,959	—	9,959
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	4.710	Semi-Annual/ Annual	9/9/32		99,350	87,335	—	87,335
Morgan Stanley & Co. LLC	MIBOR	Pay	5.690	Semi-Annual/ Semi-Annual	9/17/30	INR	524,800	(152,030)	—	(152,030)
Morgan Stanley & Co. LLC	SHIR	Pay	3.520	Annual/ Annual	12/17/30	ILS	2,509	(2,251)	—	(2,251)
Morgan Stanley & Co. LLC	SHIR	Pay	3.660	Annual/ Annual	10/15/30		3,073	2,102	—	2,102
Morgan Stanley & Co. LLC	SHIR	Pay	3.800	Annual/ Annual	12/17/35		1,338	252	—	252
Morgan Stanley & Co. LLC	SHIR	Pay	3.910	Annual/ Annual	12/17/35		1,336	3,747	—	3,747
								$209,991	$—	$209,991

JIBAR  Johannesburg Interbank Agreed Rate.

MIBOR  Mumbai Interbank Offered Rate.

SHIR  Shekel Overnight Interest Rate.

TIIE  Interbank Equilibrium Interest Rate.

TSE  Tokyo Stock Exchange.

WIBOR  Warsaw Interbank Offered Rate.

BRL  —  Brazilian Real

CLP  —  Chilean Peso

DOP  —  Dominican Peso

EGP  —  Egyptian Pound

EUR  —  Euro

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Portfolio of Investments  ◼  October 31, 2025 continued

GBP  —  British Pound

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

UYU  —  Uruguay Peso

ZAR  —  South African Rand

Portfolio Composition

CLASSIFICATION
Corporate Bonds	19.8%
Sovereign	17.9
Agency Fixed Rate Mortgages	15.9
Mortgages - Other	13.8
Asset-Backed Securities	13.2
Collateralized Mortgage Obligations - Agency Collateral Series	10.0
Short-Term Investments	4.6
Commercial Mortgage-Backed Securities	4.3
Senior Loan Interests	0.5
Total	100.0	%*

  *  Does not include open futures contracts with a value of $197,845,552 and net unrealized depreciation of $171,640. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $467,991. Also does not include open swap agreements with net unrealized appreciation of $280,044.

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Financial Statements

Statement of Assets and Liabilities October 31, 2025

Assets:
Investments in securities, at value (cost $372,795,566)	$380,265,738
Investment in affiliate, at value (cost $14,971,381)	14,971,381
Total investments in securities, at value (cost $387,766,947)	395,237,119
Unrealized appreciation on open foreign currency forward exchange contracts	585,710
Receivable for:
Investments sold	21,875,854
Interest	3,400,608
Variation margin on open futures contracts	2,013,511
Shares of beneficial interest sold	111,756
Unrealized appreciation on swap agreements	70,053
Dividends from affiliate	16,094
Securities lending income	1,616
Swap agreements termination	1,388
Foreign withholding taxes reclaimed	243
Due from broker	4,232,180
Prepaid expenses and other assets	29,262
Total Assets	427,575,394
Liabilities:
Payable to Bank (including foreign currency valued at $3,760,210)	7,489,060
Unrealized depreciation on open foreign currency forward exchange contracts	117,719
Upfront Payment Received on Open Swap Agreements	89,678
Due to broker	524,975
Payable for:
Investments purchased	75,701,375
Shares of beneficial interest redeemed	18,130,606
Variation Margin on Swap Agreements	153,670
Dividends to shareholders	130,237
Transfer and sub transfer agency fees	88,527
Administration fee	25,881
Advisory fee	25,776
Deferred capital gain country tax	59,663
Accrued expenses and other payables	191,602
Total Liabilities	102,728,769
Net Assets	$324,846,625
Composition of Net Assets:
Paid-in-Capital	367,447,416
Total Accumulated Loss	(42,600,791)
Net Assets	$324,846,625

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Financial Statements continued

Statement of Assets and Liabilities October 31, 2025

Class A Shares:
Net Assets	$57,642,676
Shares Outstanding (unlimited shares authorized, $0.01 par value)	10,834,003
Net Asset Value Per Share	$5.32
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$5.50
Class L Shares:
Net Assets	$2,195,646
Shares Outstanding (unlimited shares authorized, $0.01 par value)	412,894
Net Asset Value Per Share	$5.32
Class I Shares:
Net Assets	$233,262,141
Shares Outstanding (unlimited shares authorized, $0.01 par value)	43,170,085
Net Asset Value Per Share	$5.40
Class C Shares:
Net Assets	$9,890,084
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,861,650
Net Asset Value Per Share	$5.31
Class R6 Shares:
Net Assets	$21,856,078
Shares Outstanding (unlimited shares authorized, $0.01 par value)	4,063,820
Net Asset Value Per Share	$5.38

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Financial Statements continued

Statement of Operations For the year ended October 31, 2025

Net Investment Income: Income
Interest (net of $183,729 foreign withholding tax)	$36,719,568
Dividends from affiliates (Note 9)	2,437,376
Dividends	1,045,162
Income from securities loaned - net	135,810
Total Income	40,337,916
Expenses
Advisory fee (Note 4)	2,194,974
Administration fee (Note 4)	548,744
Reorganization Expense	446,177
Sub transfer agency fees and expenses (Class A)	65,972
Sub transfer agency fees and expenses (Class L)	2,549
Sub transfer agency fees and expenses (Class I)	348,546
Sub transfer agency fees and expenses (Class C)	7,685
Professional fees	352,496
Distribution fee (Class A) (Note 5)	143,055
Distribution fee (Class L) (Note 5)	11,476
Distribution fee (Class C) (Note 5)	105,006
Registration fees	185,641
Custodian fees	100,901
Transfer agency fees and expenses (Class A) (Note 6)	12,670
Transfer agency fees and expenses (Class L) (Note 6)	3,253
Transfer agency fees and expenses (Class I) (Note 6)	18,082
Transfer agency fees and expenses (Class C) (Note 6)	7,095
Transfer agency fees and expenses (Class R6) (Note 6)	4,274
Transfer agency fees and expenses (Class IR) (Note 6)	2,053
Shareholder reports and notices	43,775
Trustees' fees and expenses	21,822
Other	100,217
Total Expenses	4,726,463
Less: reimbursement of class specific expenses (Class L) (Note 4)	(967)
Less: reimbursement of class specific expenses (Class I) (Note 4)	(245,246)
Less: reimbursement of class specific expenses (Class R6) (Note 4)	(4,254)
Less: reimbursement of class specific expenses (Class IR) (Note 4)	(2,053)
Less: rebate from Morgan Stanley afilliates (Note 9)	(129,697)
Less: waiver of advisory fees (Note 4)	(82,558)
Less: waiver of shareholder services fees — Class A (Note 5)	(12,217)
Less: waiver of shareholder services fees — Class L (Note 5)	(934)
Less: waiver of shareholder services fees — Class C (Note 5)	(8,579)
Net Expenses	4,239,958
Net Investment Income	36,097,958

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Financial Statements continued

Statement of Operations For the year ended October 31, 2025

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments (Net of $43,655 of Capital Gain Country Tax)	$18,001,710
Foreign currency forward exchange contracts	(12,819,718)
Foreign currency transaction	856,720
Futures contracts	(2,515,902)
Swap agreements	(153,455)
Net Realized Gain	3,369,355
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of increase in deferred capital gain country tax of $44,185)	12,391,705
Investments in affiliates (Note 9)	171,810
Foreign currency forward exchange contracts	(186,071)
Foreign currency translation	51,583
Futures contracts	3,319,033
Swap agreements	1,033,498
Net Change in Unrealized Appreciation (Depreciation)	16,781,558
Net Gain	20,150,913
Net Increase in Net Assets Resulting from Operations	$56,248,871

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2025	FOR THE YEAR ENDED OCTOBER 31, 2024
Increase (Decrease) in Net Assets: Operations:
Net investment income	$36,097,958	$41,300,975
Net realized gain	3,369,355	4,652,896
Net change in unrealized appreciation (depreciation)	16,781,558	42,339,491
Net Increase in Net Assets Resulting from Operations	56,248,871	88,293,362
Dividends and Distributions to Shareholders:
Class A	(2,637,589)	(2,432,366)
Class L	(98,828)	(96,973)
Class I	(18,682,496)	(21,098,941)
Class C	(422,103)	(474,674)
Class R6	(8,467,063)	(11,630,275)
Class IR*	(600)	(524)
Paid-In-Capital:
Class A	(420,943)	(407,229)
Class L	(15,880)	(17,644)
Class I	(3,129,482)	(3,950,928)
Class C	(61,742)	(89,401)
Class R6	(2,379,714)	(2,031,880)
Class IR*	(97)	(91)
Total Dividends and Distributions to Shareholders	(36,316,537)	(42,230,926)
Net decrease from transactions in shares of beneficial interest	(483,838,284)	(23,297,253)
Net Increase (Decrease)	(463,905,950)	22,765,183
Net Assets:
Beginning of period	788,752,575	765,987,392
End of Period	$324,846,625	$788,752,575

*  On October 31, 2025, Class IR shares were liquidated.

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025

1. Organization and Accounting Policies

Morgan Stanley Income Opportunities Fund (formerly Global Fixed Income Opportunities Fund) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund applies Investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares and Class R6 shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares and Class R6 shares are not subject to a sales charge Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses. On October 31, 2025, Class IR shares were liquidated as a share class of the Fund and there were no shares outstanding as of October 31, 2025. Accordingly, no financial highlights have been presented for Class IR.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing

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(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from the reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) when market quotations are not readily available as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned, net of applicable withholding taxes.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agency, Sub Transfer Agency and Co-Transfer Agency fees.

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

E. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933.

F. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

G. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an

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(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At October 31, 2025 the Fund did not have any outstanding securities on loan.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K. Segment Reporting — During the year ended October 31, 2025, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund's President act as the Fund's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's financial statements.

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(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2025:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Corporate Bonds	$—	$78,483,369	$—	$78,483,369
Sovereign	—	70,585,770	—	70,585,770
Agency Fixed Rate Mortgages	—	62,808,007	—	62,808,007
Asset-Backed Securities	—	52,011,120	—	52,011,120

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets (cont'd):
Collateralized Mortgage Obligations — Agency Collateral Series	$—	$39,556,923	$—	$39,556,923
Commercial Mortgage-Backed Securities	—	17,175,539	—	17,175,539
Mortgages — Other	—	54,742,472	—	54,742,472
Senior Loan Interests	—	1,875,000	—	1,875,000
Total Fixed Income Securities	—	377,238,200	—	377,238,200
Short-Term Investments
U.S. Treasury Securities	—	2,595,233	—	2,595,233
Investment Company	14,971,381	—	—	14,971,381
Sovereign	—	432,305	—	432,305
Total Short-Term Investments	14,971,381	3,027,538	—	17,998,919
Foreign Currency Forward Exchange Contracts	—	585,710	—	585,710
Futures Contracts	784,143	—	—	784,143
Credit Default Swap Agreements	—	70,053	—	70,053
Centrally Cleared Interest Rate Swap Agreements	—	479,050	—	479,050
Total Assets	15,755,524	381,400,551	—	397,156,075
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(117,719)	—	(117,719)
Futures Contracts	(955,783)	—	—	(955,783)
Centrally Cleared Interest Rate Swap Agreements	—	(269,059)	—	(269,059)
Total Liabilities	(955,783)	(386,778)	—	(1,342,561)
Total	$14,799,741	$381,013,773	$—	$395,813,514

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser may seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — The Fund entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or

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(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific

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Notes to Financial Statements  ◼  October 31, 2025 continued

factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk as of the date of the statement of assets and liabilities, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

If applicable, the current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that a Fund is contractually obligated to make.

When the Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. For OTC swaps once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the the Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

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Notes to Financial Statements  ◼  October 31, 2025 continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2025:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$784,143	(a)	Variation margin on open futures contracts	$(955,783	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	585,710		Unrealized depreciation on open foreign currency forward exchange contracts	(117,719)
Interest Rate Risk	Variation margin on open swap agreements	479,050	(a)	Variation margin on open swap agreements	(269,059	)(a)
Credit Risk	Unrealized appreciation on open swap agreements	70,053		Unrealized depreciation on open swap agreements	—
		$1,918,956			$(1,342,561)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended October 31, 2025 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(2,515,902)	$—	$(809,844)
Currency Risk	—	(12,819,718)	—
Credit Risk	—	—	656,389
Total	$(2,515,902)	$(12,819,718)	$(153,455)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$3,319,033	$—	$963,445
Currency Risk	—	(186,071)	—
Credit Risk	—	—	70,053
Total	$3,319,033	$(186,071)	$1,033,498

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

At October 31, 2025, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVE(a)	ASSETS(b)	LIABILITIES(b)
Foreign Currency Forward Exchange Contracts	$585,710	$(117,719)
Swap Agreements	70,053	—
Total	$655,763	$(117,719)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, over-the-counter ("OTC") derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of October 31, 2025:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(a)	NET AMOUNT (NOT LESS THAN $0)
Barclays Bank PLC	$124,748	$(40,269)	$—	$84,479
BNP Paribas SA	42,603	—	—	42,603
Goldman Sachs International	205,474	(75,335)	—	130,139
JPMorgan Chase Bank NA	125,888	(596)	(20,000)	105,292
Standard Chartered Bank	125,441	(1,519)	(30)	123,892
UBS AG	31,609	—	(31,609)	0
Total	$655,763	$(117,719)	$(51,639)	$486,405

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Barclays Bank PLC	$40,269	$(40,269)	$—	$0
Goldman Sachs International	75,335	(75,335)	—	0
JPMorgan Chase Bank NA	596	(596)	—	0
Standard Chartered Bank	1,519	(1,519)	—	0
Total	$117,719	$(117,719)	$—	$—

(a)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the year ended October 31, 2025, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$360,353,719
Futures Contracts:
Average monthly notional value	$329,142,785
Swap Agreements:
Average monthly notional amount	$74,591,325

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the average net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C and 0.57% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended October 31, 2025, $82,558 of advisory fees were waived and $252,520 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year. For the year ended October 31, 2025, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2025, it received contingent deferred sales charges ("CDSC") from certain redemptions of the Fund's Class A shares of $1,709, and received $5,978 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

Effective October 1, 2025, the following fees and charges were waived: (i) the sales charges on purchases of Class A shares; (ii) the CDSC on Class A and Class C shares; (iii) the 12b-1 fees for Class A, Class L and Class C shares; and (iv) any finder's fee payments applicable to any class of shares. For the year end October 31, 2025, $21,730 of 12b-1 fees were waived pursuant to this arrangement.

6. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended October 31, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agent fees and expenses" in the Statement of Operations, amounted to $4,590.

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2025		FOR THE YEAR ENDED OCTOBER 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,042,565	$10,656,524	2,526,327	$12,856,305
Reinvestment of dividends	548,204	2,864,017	525,898	2,681,367
Redeemed	(2,895,842)	(15,090,437)	(2,511,036)	(12,791,519)
Net increase (decrease) — Class A	(305,073)	(1,569,896)	541,189	2,746,153
CLASS L SHARES
Exchanged	—	—	2	10
Reinvestment of dividends	21,075	110,116	20,992	106,982
Redeemed	(63,237)	(331,572)	(62,302)	(317,158)
Net decrease — Class L	(42,162)	(221,456)	(41,308)	(210,166)
CLASS I SHARES
Sold	17,224,677	90,936,415	23,229,035	119,731,833
Reinvestment of dividends	3,884,998	20,587,369	4,483,699	23,193,703
Redeemed	(65,141,067)	(347,226,578)	(37,260,470)	(192,449,962)
Net decrease — Class I	(44,031,392)	(235,702,794)	(9,547,736)	(49,524,426)
CLASS C SHARES
Sold	457,495	2,393,043	123,456	621,836
Reinvestment of dividends	89,925	469,339	102,304	520,940
Redeemed	(931,613)	(4,858,454)	(848,613)	(4,324,924)
Net decrease — Class C	(384,193)	(1,996,072)	(622,853)	(3,182,148)
CLASS R6 SHARES
Sold	22,032,414	115,886,527	2,912,870	14,680,959
Reinvestment of dividends	1,913,341	10,080,369	2,638,655	13,662,155
Redeemed	(70,091,555)	(370,302,692)	(279,935)	(1,470,395)
Net increase (decrease) — Class R6	(46,145,800)	(244,335,796)	5,271,590	26,872,719
CLASS IR SHARES*
Reinvestment of dividends	117	620	119	615
Redeemed	(2,383)	(12,890)	—	—
Net increase (decrease) — Class IR	(2,266)	(12,270)	119	615
Net decrease in Fund	(90,910,886)	$(483,838,284)	(4,398,999)	$(23,297,253)

*  On October 31, 2025, Class IR shares were liquidated.

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended October 31, 2025, aggregated $1,992,934,325 and $2,210,690,337, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,447,941,819 and $1,400,247,545, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended October 31, 2025, advisory fees paid were reduced by $82,080 relating to the Fund's investment in the Liquidity Fund.

The Fund invests in Eaton Vance Floating-Rate ETF, an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Floating-Rate ETF. For the year ended October 31, 2025, advisory fees paid were reduced by $47,617 relating to the Fund's investment in the Eaton Vance Floating-Rate ETF.

A summary of the Fund's transactions in shares of affiliated investments during the year ended October 31, 2025 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE OCTOBER 31, 2024	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE OCTOBER 31, 2025
Liquidity Fund	$53,529,777	$656,129,469	$694,687,865	$1,425,614	$—	$—	$14,971,381
Eaton Vance Floating-Rate ETF	17,889,000	12,171,401	29,387,674	1,011,762	(844,537)	171,810	—
Total	$71,418,777	$668,300,870	$724,075,539	$2,437,376	$(844,537)	$171,810	$14,971,381

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2025, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $3,785.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2025 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:

2025 DISTRIBUTIONS PAID FROM:		2024 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	PAID-IN- CAPITAL	ORDINARY INCOME	PAID-IN- CAPITAL
$30,308,679	$6,007,858	$35,733,753	$6,497,173

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to tax basis adjustments on securities sold resulted in the following reclassifications among the components of net assets at October 31, 2025:

TOTAL ACCUMULATED LOSS	PAID-IN CAPITAL
$69,452	$(69,452)

At October 31, 2025, the Fund had no distributable earnings on a tax basis.

At October 31, 2025, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $16,156,380 and $33,352,016, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

ended October 31, 2025, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $10,617,378.

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended October 31, 2025, the Fund did not have any borrowings under the Facility.

12. Other

At October 31, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 62.1%.

13. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Notes to Financial Statements  ◼  October 31, 2025 continued

14. LIBOR Discontinuance or Unavailability Risk

The Fund's investments, payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rates (collectively, "LIBOR"), Euro Interbank Offered Rate, Secured Overnight Financing Rate ("SOFR") and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR was the basic rate of interest used in lending transactions between banks on the London interbank market and was widely used as a reference for setting the interest rate on loans globally. As a result of benchmark reforms, publication of most LIBOR settings has ceased. However, the publication of certain other LIBORs will continue to be published on a temporary, synthetic and non-representative basis (e.g., the 1-month, 3-month, and 6-month USD LIBOR settings which are expected to be continued to be published until the end of September 2024). As these synthetic LIBOR settings are expected to be published for a limited period of time and are considered non-representative of the underlying market, regulators have advised that these settings should be used only in limited circumstances. Various financial industry groups have been planning for the transition from LIBOR and certain regulators and industry groups have taken actions to establish alternative reference rates (e.g., the SOFR, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities and is intended to replace U.S. dollar LIBORs with certain adjustments).There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR. These developments could negatively impact financial markets in general and present heightened risks, including with respect to the Fund's investments. As a result of the uncertainty and developments relating to the transition process, performance, price volatility, liquidity and value of the Fund and its assets may be adversely affected.

15. Subsequent Event

At a meeting held on April 23-24, 2025, the Trustees of the Fund (the "Acquired Fund") unanimously approved the reorganization of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by the Adviser. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interests of the Acquired Fund and the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization").

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2025		2024		2023		2022		2021
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.14		$4.86		$4.97		$5.68		$5.70
Income (loss) from investment operations:
Net investment income(1)	0.26		0.25		0.23		0.17		0.14
Net realized and unrealized gain (loss)	0.20		0.29		(0.02)		(0.67)		(0.01)
Total income (loss) from investment operations	0.46		0.54		0.21		(0.50)		0.13
Less distributions from:
Net investment income	(0.24)		(0.22)		(0.27)		(0.21)		(0.14)
Net realized gain	—		—		—		—		(0.01)
Paid-in-capital	(0.04)		(0.04)		(0.05)		—		—
Total distributions	(0.28)		(0.26)		(0.32)		(0.21)		(0.15)
Net asset value, end of period	$5.32		$5.14		$4.86		$4.97		$5.68
Total Return	9.19	%(2)	11.31	%(2)(3)	4.26	%(2)	(8.91	)%(2)	2.26	%(4)
Ratios to Average Net Assets:
Net expenses	0.92	%(5)	0.82	%(5)(6)	0.85	%(5)	0.83	%(5)	0.83	%(5)
Net expenses excluding interest expenses	N/A		N/A		N/A		0.83	%(5)	N/A
Net investment income	4.96	%(5)	4.91	%(5)(6)	4.56	%(5)	3.18	%(5)	2.52	%(5)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01%		0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$57,643		$57,292		$51,476		$61,181		$92,889
Portfolio turnover rate	304%		155%		118%		62%		115%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class A shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.84%	4.89%

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2025		2024		2023		2022		2021
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.14		$4.86		$4.96		$5.68		$5.70
Income (loss) from investment operations:
Net investment income(1)	0.24		0.23		0.21		0.15		0.13
Net realized and unrealized gain (loss)	0.20		0.29		(0.01)		(0.67)		(0.01)
Total income (loss) from investment operations	0.44		0.52		0.20		(0.52)		0.12
Less distributions from:
Net investment income	(0.22)		(0.20)		(0.25)		(0.20)		(0.13)
Net realized gain	—		—		—		—		(0.01)
Paid-in-capital	(0.04)		(0.04)		(0.05)		—		—
Total distributions	(0.26)		(0.24)		(0.30)		(0.20)		(0.14)
Net asset value, end of period	$5.32		$5.14		$4.86		$4.96		$5.68
Total Return	8.86	%(2)	10.91	%(2)(3)	4.09	%(2)	(9.37	)%(2)	1.96	%(4)
Ratios to Average Net Assets:
Net expenses	1.22	%(5)(6)	1.18	%(5)(7)	1.22	%(5)	1.14	%(5)	1.12	%(5)
Net expenses excluding interest expenses	N/A		N/A		N/A		1.14	%(5)	N/A
Net investment income	4.66	%(5)(6)	4.55	%(5)(7)	4.19	%(5)	2.90	%(5)	2.23	%(5)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01%		0.00	%(8)	0.00	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$2,196		$2,339		$2,410		$3,152		$4,125
Portfolio turnover rate	304%		155%		118%		62%		115%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2025	1.34%	4.78%

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	1.20%	4.53%

(8)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2025		2024		2023		2022		2021
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.22		$4.93		$5.03		$5.75		$5.77
Income (loss) from investment operations:
Net investment income(1)	0.28		0.27		0.24		0.19		0.16
Net realized and unrealized gain (loss)	0.20		0.29		(0.01)		(0.68)		(0.01)
Total income (loss) from investment operations	0.48		0.56		0.23		(0.49)		0.15
Less distributions from:
Net investment income	(0.26)		(0.23)		(0.28)		(0.23)		(0.16)
Net realized gain	—		—		—		—		(0.01)
Paid-in-capital	(0.04)		(0.04)		(0.05)		—		—
Total distributions	(0.30)		(0.27)		(0.33)		(0.23)		(0.17)
Net asset value, end of period	$5.40		$5.22		$4.93		$5.03		$5.75
Total Return	9.44	%(2)	11.63	%(2)(3)	4.68	%(2)	(8.74	)%(2)	2.51	%(4)
Ratios to Average Net Assets:
Net expenses	0.58	%(5)(6)	0.57%	(5)(6)(7)	0.59	%(5)	0.56	%(5)	0.55	%(5)
Net expenses excluding interest expenses	N/A		N/A		N/A		0.56	%(5)	N/A
Net investment income	5.30	%(5)(6)	5.16%	(5)(6)(7)	4.82	%(5)	3.42	%(5)	2.79	%(5)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01%		0.00	%(8)	0.00	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$233,262		$455,296		$476,677		$419,470		$683,692
Portfolio turnover rate	304%		155%		118%		62%		115%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2025	0.67%	5.39%
October 31, 2024	0.62	5.11

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.59%	5.14%

(8)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2025		2024		2023		2022		2021
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.14		$4.85		$4.96		$5.67		$5.69
Income (loss) from investment operations:
Net investment income(1)	0.22		0.21		0.19		0.13		0.10
Net realized and unrealized gain (loss)	0.19		0.30		(0.02)		(0.67)		(0.01)
Total income (loss) from investment operations	0.41		0.51		0.17		(0.54)		0.09
Less distributions from:
Net investment income	(0.20)		(0.18)		(0.23)		(0.17)		(0.10)
Net realized gain	—		—		—		—		(0.01)
Paid-in-capital	(0.04)		(0.04)		(0.05)		—		—
Total distributions	(0.24)		(0.22)		(0.28)		(0.17)		(0.11)
Net asset value, end of period	$5.31		$5.14		$4.85		$4.96		$5.67
Total Return	8.23	%(2)	10.70	%(2)(3)	3.47	%(2)	(9.61	)%(2)	1.52	%(4)
Ratios to Average Net Assets:
Net expenses	1.61	%(5)	1.57	%(5)(6)	1.61	%(5)	1.57	%(5)	1.56	%(5)
Net expenses excluding interest expenses	N/A		N/A		N/A		1.57	%(5)	N/A
Net investment income	4.27	%(5)	4.16	%(5)(6)	3.80	%(5)	2.43	%(5)	1.79	%(5)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01%		0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$9,890		$11,535		$13,914		$17,957		$28,359
Portfolio turnover rate	304%		155%		118%		62%		115%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	1.59%	4.14%

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2025		2024		2023		2022		2021
Class R6 Shares*
Selected Per Share Data:
Net asset value, beginning of period	$5.22		$4.93		$5.03		$5.75		$5.77
Income (loss) from investment operations:
Net investment income(1)	0.28		0.27		0.25		0.19		0.17
Net realized and unrealized gain (loss)	0.18		0.30		(0.01)		(0.68)		(0.02)
Total income (loss) from investment operations	0.46		0.57		0.24		(0.49)		0.15
Less distributions from:
Net investment income	(0.26)		(0.24)		(0.29)		(0.23)		(0.16)
Net realized gain	—		—		—		—		(0.01)
Paid-in-capital	(0.04)		(0.04)		(0.05)		—		—
Total distributions	(0.30)		(0.28)		(0.34)		(0.23)		(0.17)
Net asset value, end of period	$5.38		$5.22		$4.93		$5.03		$5.75
Total Return	9.04	%(2)	11.74	%(2)(3)	4.78	%(2)	(8.66	)%(2)	2.59	%(4)
Ratios to Average Net Assets:
Net expenses	0.55	%(5)(6)	0.46	%(5)(7)	0.49	%(5)	0.48	%(5)	0.47	%(5)
Net expenses excluding interest expenses	N/A		N/A		N/A		0.48	%(5)	N/A
Net investment income	5.33	%(5)(6)	5.27	%(5)(7)	4.92	%(5)	3.55	%(5)	2.87	%(5)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01%		0.00	%(8)	0.00	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$21,856		$262,278		$221,499		$187,940		$237,872
Portfolio turnover rate	304%		155%		118%		62%		115%

  *  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows for Class R6 shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2025	0.58%	5.36%

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class R6 shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.48%	5.25%

(8)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of
Morgan Stanley Income Opportunities Fund
(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Income Opportunities Fund (formerly Morgan Stanley Global Fixed Income Opportunities Fund) (the "Fund"), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.

Boston, Massachusetts
December 24, 2025

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Results of Special Meeting of Shareholders (unaudited)

On September 15, 2025, a Special Meeting of Shareholders of the Fund was held to approve the Reorganization. The voting results were as follows:

FOR	AGAINST	ABSTAIN
60,819,165	123,663	224,095

The Reorganization occurred at the close of business on November 7, 2025.

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2024, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Investment Advisory Agreement Approval (unaudited) continued

that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Investment Advisory Agreement Approval (unaudited) continued

personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Income Opportunities Fund

(formerly Morgan Stanley Global Fixed Income Opportunities Fund)

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended October 31, 2025.

The Fund designated $20,377,429 of its distributions paid as qualified interest income.

The Fund designated $30,308,679 of its distributions paid as business interest income.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2025 Morgan Stanley

DINAX-NCSR 10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics For Principal Executive and Senior financial Officers - Not applicable (please see Item 2).

(a)(2)(i)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable

(a)(3)	Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached

(a)(4)	A written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – Not applicable

(a)(5)	Change in the registrant’s independent public accountant – Not applicable

(b)	A certification by the registrant’s principal executive officer and principal financial officer, required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code is attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Opportunities Fund

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	December 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	December 26, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	December 26, 2025